Prospectus

Trust for Credit Unions

December 29, 2015

TRUST FOR CREDIT UNIONS

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN A PORTFOLIO IS NOT A CREDIT UNION DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE NATIONAL CREDIT UNION SHARE INSURANCE FUND, THE NATIONAL CREDIT UNION ADMINISTRATION OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN A PORTFOLIO INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

¢	Ultra-Short Duration Government Portfolio Investor Shares (TCUYX)
¢	Short Duration Portfolio Investor Shares (TCUEX)

NOT FDIC-INSURED	May Lose Value	No Bank Guarantee

Summary Section

Ultra-Short Duration Government Portfolio

INVESTMENT OBJECTIVE

The Ultra-Short Duration Government Portfolio seeks to achieve a high level of current income, consistent with low volatility of principal, by investing in obligations authorized under the Federal Credit Union Act.

PORTFOLIO FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Investor Shares of the Portfolio.

Shareholder Fees
(fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases		None
Maximum Deferred Sales Charge (Load)		None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends		None
Redemption Fees		None
Exchange Fees		None
Maximum Account Fee		None

Annual Portfolio Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment):
Management Fees		0.15%
Distribution and Service (12b-1) Fees		0.03%
Other Expenses		0.22%
Administration Fees	0.05%
Other Operating Expenses	0.17%
Total Annual Portfolio Operating Expenses		0.40%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Investor Shares of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses for

1

Ultra-Short Duration Government Portfolio continued

Investor Shares of the Portfolio remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$41	$128	$224	$505

PORTFOLIO TURNOVER

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover rate was 196% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

In seeking to achieve its investment objective, the Portfolio will only invest in obligations that are authorized by the Federal Credit Union Act and the rules and regulations thereunder.

Investments: The Portfolio invests exclusively in:

¢

Securities issued or guaranteed as to principal and interest by the U.S. government or by its agencies, instrumentalities or sponsored enterprises (“U.S. Government Securities”) and related custodial receipts

¢	Repurchase agreements related to the securities described above

Under normal circumstances, at least 80% of the net assets (measured at the time of purchase) of the Portfolio will be invested in U.S. Government Securities, including mortgage-related securities representing an interest in or collateralized by other mortgage-related securities and/or in repurchase agreements collateralized by U.S. Government Securities. The Portfolio expects that a substantial portion of its assets will be invested in mortgage-related securities. While there will be fluctuations in the net asset value (“NAV”) of the Portfolio, the Portfolio is expected to have less interest rate risk and asset value fluctuation than funds investing primarily in longer-term mortgage-backed securities paying a fixed rate of interest.

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Portfolio Duration (under normal interest rate conditions):

The Portfolio’s target duration is that of the BofA Merrill Lynch Six-Month U.S. Treasury Bill Index to the BofA Merrill Lynch One-Year U.S. Treasury Note Index and its maximum duration is that of a Two-Year U.S. Treasury Security (the Portfolio’s duration approximates its price sensitivity to changes in interest rates). Over the past ten years, the duration of the BofA Merrill Lynch Six-Month U.S. Treasury Bill Index, the BofA Merrill Lynch One-Year U.S. Treasury Note Index and a Two-Year U.S. Treasury Security have been approximately 0.483, 0.986, and 1.934 years, respectively.

Expected Approximate Interest Rate Sensitivity: Nine-Month Treasury Bill

Credit Quality: U.S. Government Securities

Benchmarks: BofA Merrill Lynch Six-Month U.S. Treasury Bill Index and BofA Merrill Lynch One-Year U.S. Treasury Note Index

INVESTMENT ADVISER’S INVESTMENT PHILOSOPHY

Global fixed income markets are constantly evolving and are highly diverse—with myriad sectors, issuers and securities. The Investment Adviser believes that inefficiencies in these complex markets cause bond prices to diverge from their fair value. To capitalize on these inefficiencies and generate consistent risk-adjusted performance, the Investment Adviser believes it is critical to:

¢	Thoughtfully combine diversified sources of return by employing multiple investment strategies
¢	Take a global perspective to uncover relative value opportunities
¢	Employ focused specialist teams to identify short-term mispricings and incorporate long-term views
¢	Emphasize a risk-aware approach as the Investment Adviser views risk management as both an offensive and defensive tool
¢	Build a strong team of skilled investors who excel on behalf of our clients

PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIO

¢

Call Risk—The risk that an issuer will exercise its right to pay principal on an obligation held by the Portfolio (such as a mortgage-backed security) earlier than expected. This may happen when there is a decline in interest rates. Under these circumstances, the Portfolio may be unable to recoup all of its initial investment and will also suffer from having to reinvest in lower yielding securities.

¢	Counterparty Risk—The risk that the other party to a transaction will not fulfill its contractual obligations.
¢	Credit/Default Risk—The risk that an issuer or guarantor of fixed income securities held by the Portfolio may default on its obligation to pay interest and repay principal

3

Ultra-Short Duration Government Portfolio continued

or default on any other obligation. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Portfolio’s liquidity and cause significant NAV deterioration.
¢

Extension Risk—The risk that an issuer will exercise its right to pay principal on an obligation held by the Portfolio (such as a mortgage-backed security) later than expected. This may happen when there is a rise in interest rates. Under these circumstances, the value of the obligation will decrease, and the Portfolio will also suffer from the inability to invest in higher yielding securities.

¢

Interest Rate Risk—The risk that when interest rates rise, fixed income securities held by the Portfolio will generally decline in value. Long-term fixed income securities will normally have more price volatility because of this risk than short-term fixed income securities.

¢

Large Shareholder Purchase and Redemption Risk—The risk that the Portfolio may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Portfolio. Such large shareholder redemptions may cause the Portfolio to sell its securities at times when it would not otherwise do so, which may negatively impact the Portfolio’s NAV and liquidity. Similarly, large share purchases may adversely affect the Portfolio’s performance to the extent that the Portfolio is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. In addition, a large redemption could result in the Portfolio’s current expenses being allocated over a smaller asset base, leading to an increase in the Portfolio’s expense ratio.

¢

Liquidity Risk—The risk that the Portfolio may make investments that may be illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that the Portfolio will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, the Portfolio may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.

¢	Management Risk—The risk that a strategy used by the Portfolio’s investment adviser may fail to produce the intended results.
¢

Market Risk— The risk that the value of the securities in which the Portfolio invests may go up or down in response to the prospects of individual companies, particular industry sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Price changes may be temporary or last for extended periods. The Portfolio’s

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SUMMARY SECTION

investments may be overweighted from time to time in one or more industry sectors or countries, which will increase the Portfolio’s exposure to risk of loss from adverse developments affecting those sectors or countries.
¢

Mortgage-Backed Securities Risk— Mortgage-related securities are subject to certain additional risks, including “extension risk” (i.e., in periods of rising interest rates, issuers may pay principal later than expected) and “prepayment risk” (i.e., in periods of declining interest rates, issuers may pay principal more quickly than expected, causing the Portfolio to reinvest proceeds at lower prevailing interest rates).

¢	Portfolio Turnover Rate Risk—A high rate of portfolio turnover (100% or more) involves correspondingly greater expenses which must be borne by the Portfolio and its shareholders.
¢

U.S. Government Securities Risk—The U.S. government may not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. Certain U.S. Government Securities including securities issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and Federal Home Loan Banks are neither issued nor guaranteed by the United States Treasury and, therefore, are not backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. Government Securities held by the Portfolio may greatly exceed their current resources, including their legal right to support from the U.S. Treasury. It is possible that issuers of U.S. Government Securities will not have the funds to meet their payment obligations in the future. Fannie Mae and Freddie Mac have been operating under conservatorship, with the Federal Housing Finance Administration (“FHFA”) acting as their conservator, since September 2008. The entities are dependent upon the continued support of the U.S. Department of the Treasury and FHFA in order to continue their business operations. These factors, among others, could affect the future status and role of Fannie Mae and Freddie Mac and the value of their securities and the securities which they guarantee. Additionally, the U.S. government and its agencies and instrumentalities do not guarantee the market values of their securities, which may fluctuate.

As with any mutual fund, it is possible to lose money on an investment in the Portfolio. An investment in the Portfolio is not a deposit of any credit union and is not insured or guaranteed by the National Credit Union Share Insurance Fund, the National Credit Union Administration (the “NCUA”) or any other governmental agency.

PERFORMANCE

The bar chart and table below provide an indication of the risks of investing in the Portfolio by showing: (a) changes in the Portfolio’s performance from year to year for the last ten calendar years; and (b) the Portfolio’s average annual total returns for the 1-year, 5-year, 10-year and since inception periods and how such returns compare to those of broad-based securities market indices. The Portfolio’s past performance is not

5

Ultra-Short Duration Government Portfolio continued

necessarily an indication of how it will perform in the future. Updated performance information is available and may be obtained on the Fund’s website at www.trustcu.com and/or by calling 1-800-342-5828 or 1-800-237-5678.

Investor Shares of the Portfolio commenced operations on November 30, 2012. The returns shown below since November 30, 2012, represent the returns for Investor Shares of the Portfolio. The returns shown below for periods prior to November 30, 2012 represent the returns for TCU Shares of the Portfolio, which are offered in a separate prospectus. TCU Shares and Investor Shares of the Portfolio should have returns that are substantially the same because they represent investments in the same portfolio securities and differ only to the extent that they have different expenses.

TOTAL RETURN	CALENDAR YEAR

The total return for the 9-month period ended September 30, 2015 was 0.07%. Best Quarter : Q4 ‘08 1.75% Worst Quarter Q2 ‘13 (0.21)%

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2014	1 Year	5 Years	10 Years	Life of Portfolio
Ultra-Short Duration Government Portfolio (Inception 7/10/91 – TCU Shares)	0.23%	0.42%	2.17%	3.04%
BofA Merrill Lynch Six-Month U.S. Treasury Bill Index (reflects no deduction for fees or expenses)	0.12%	0.22%	1.86%	3.28%	[1]
BofA Merrill Lynch One-Year U.S. Treasury Note Index (reflects no deduction for fees or expenses)	0.18%	0.41%	2.00%	3.58%	[1]
Barclays Capital Mutual Fund Short (1-2 Yr) Government Index (reflects no deduction for fees or expenses)	0.40%	0.76%	2.36%	3.85%	[2]

1	Since August 1, 1991.
2	Since November 1, 1992.

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SUMMARY SECTION

INVESTMENT ADVISER

Goldman Sachs Asset Management, L.P.

PORTFOLIO MANAGERS

James P. McCarthy, Managing Director, Co-Head of Global Liquidity Management, has managed the Portfolio since 1995; Dave Fishman, Managing Director, Co-Head of Global Liquidity Management, has managed the Portfolio since 2008.

ADDITIONAL INFORMATION

For important information about the purchase and sale of Portfolio shares, tax information and payments to broker-dealers and other financial intermediaries, please turn to “Important Additional Information” on page 15 of this Prospectus.

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Short Duration Portfolio

INVESTMENT OBJECTIVE

The Short Duration Portfolio seeks to achieve a high level of current income, consistent with relatively low volatility of principal, by investing in obligations authorized under the Federal Credit Union Act.

PORTFOLIO FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Investor Shares of the Portfolio.

Shareholder Fees
(fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases		None
Maximum Deferred Sales Charge (Load)		None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends		None
Redemption Fees		None
Exchange Fees		None
Maximum Account Fee		None

Annual Portfolio Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment):
Management Fees		0.15%
Distribution and Service (12b-1) Fees		0.03%
Other Expenses		0.21%
Administration Fees	0.05%
Other Operating Expenses	0.16%
Total Annual Portfolio Operating Expenses		0.39%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Investor Shares of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses for Investor Shares of the Portfolio remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$40	$125	$219	$493

8

SUMMARY SECTION

PORTFOLIO TURNOVER

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover rate was 206% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

In seeking to achieve its investment objective, the Portfolio will only invest in obligations that are authorized by the Federal Credit Union Act and the rules and regulations thereunder.

During normal market conditions, the Portfolio intends to invest a substantial portion of its assets in mortgage-related securities that are securities issued or guaranteed as to the principal and interest by the U.S. government or by its agencies, instrumentalities or sponsored enterprises (“U.S. Government Securities”). Mortgage-related securities held by the Portfolio may include both adjustable rate and fixed rate mortgage pass-through securities, collateralized mortgage obligations and other multiclass mortgage-related securities, as well as other securities that are collateralized by or represent direct or indirect interests in mortgage-related securities or mortgage loans.

The Portfolio may also invest in:

¢	Other U.S. Government Securities and related custodial receipts
¢	Repurchase agreements related to the securities described above
¢

Short-term obligations that are permitted investments for money market portfolios, such as U.S. Government Securities and related custodial receipts, and U.S. dollar-denominated obligations issued or guaranteed by U.S. banks with total assets exceeding $1 billion (including obligations issued by foreign branches of such banks), but only to the extent permitted under the Federal Credit Union Act and the rules and regulations thereunder

The Portfolio will attempt, through the purchase of securities with short or negative durations, to limit the effect of interest rate fluctuations on the Portfolio’s NAV.

Portfolio Duration (under normal interest rate conditions):

The Portfolio’s target duration is equal to that of the BofA Merrill Lynch Two-Year U.S. Treasury Note Index and its maximum duration is that of a Three-Year U.S. Treasury Security (the Portfolio’s duration approximates its price sensitivity to changes in interest rates). Over the past ten years, the duration of the BofA Merrill

9

Short Duration Portfolio continued

Lynch Two-Year U.S. Treasury Note Index and a Three-Year U.S. Treasury Security have been approximately 1.934 and 2.840, respectively.

Expected Approximate Interest Rate Sensitivity: Two-Year U.S. Treasury Note

Credit Quality: U.S. Government Securities

Benchmark: The BofA Merrill Lynch Two-Year U.S. Treasury Note Index

INVESTMENT ADVISER’S INVESTMENT PHILOSOPHY

Global fixed income markets are constantly evolving and are highly diverse—with myriad sectors, issuers and securities. The Investment Adviser believes that inefficiencies in these complex markets cause bond prices to diverge from their fair value. To capitalize on these inefficiencies and generate consistent risk-adjusted performance, the Investment Adviser believes it is critical to:

¢	Thoughtfully combine diversified sources of return by employing multiple investment strategies
¢	Take a global perspective to uncover relative value opportunities
¢	Employ focused specialist teams to identify short-term mispricings and incorporate long-term views
¢	Emphasize a risk-aware approach as the Investment Adviser views risk management as both an offensive and defensive tool
¢	Build a strong team of skilled investors who excel on behalf of our clients

PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIO

¢

Call Risk—The risk that an issuer will exercise its right to pay principal on an obligation held by the Portfolio (such as a mortgage-backed security) earlier than expected. This may happen when there is a decline in interest rates. Under these circumstances, the Portfolio may be unable to recoup all of its initial investment and will also suffer from having to reinvest in lower yielding securities.

¢	Counterparty Risk—The risk that the other party to a transaction will not fulfill its contractual obligations.
¢

Credit/Default Risk—The risk that an issuer or guarantor of fixed income securities held by the Portfolio may default on its obligation to pay interest and repay principal or default on any other obligation. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Portfolio’s liquidity and cause significant NAV deterioration.

10

SUMMARY SECTION

¢

Extension Risk—The risk that an issuer will exercise its right to pay principal on an obligation held by the Portfolio (such as a mortgage-backed security) later than expected. This may happen when there is a rise in interest rates. Under these circumstances, the value of the obligation will decrease, and the Portfolio will also suffer from the inability to invest in higher yielding securities.

¢

Interest Rate Risk—The risk that when interest rates rise, fixed income securities held by the Portfolio will generally decline in value. Long-term fixed income securities will normally have more price volatility because of this risk than short-term fixed income securities.

¢

Large Shareholder Purchase and Redemption Risk—The risk that the Portfolio may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Portfolio. Such large shareholder redemptions may cause the Portfolio to sell its securities at times when it would not otherwise do so, which may negatively impact the Portfolio’s NAV and liquidity. Similarly, large share purchases may adversely affect the Portfolio’s performance to the extent that the Portfolio is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. In addition, a large redemption could result in the Portfolio’s current expenses being allocated over a smaller asset base, leading to an increase in the Portfolio’s expense ratio.

¢

Liquidity Risk—The risk that the Portfolio may make investments that may be illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Liquidity risk may also refer to the risk that the Portfolio will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, the Portfolio may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.

¢	Management Risk—The risk that a strategy used by the Portfolio’s investment adviser may fail to produce the intended results.
¢

Market Risk— The risk that the value of the securities in which the Portfolio invests may go up or down in response to the prospects of individual companies, particular industry sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Price changes may be temporary or last for extended periods. The Portfolio’s investments may be overweighted from time to time in one or more industry sectors or countries, which will increase the Portfolio’s exposure to risk of loss from adverse developments affecting those sectors or countries.

¢

Mortgage-Backed Securities Risk—Mortgage-related securities are subject to certain additional risks, including “extension risk” (i.e., in periods of rising interest rates, issuers may pay principal later than expected) and “prepayment risk” (i.e., in periods

11

Short Duration Portfolio continued

of declining interest rates, issuers may pay principal more quickly than expected, causing the Portfolio to reinvest proceeds at lower prevailing interest rates).
¢	Portfolio Turnover Rate Risk—A high rate of portfolio turnover (100% or more) involves correspondingly greater expenses which must be borne by the Portfolio and its shareholders.
¢

U.S. Government Securities Risk— The U.S. government may not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. Certain U.S. Government Securities including securities issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and Federal Home Loan Banks are neither issued nor guaranteed by the United States Treasury and, therefore, are not backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. Government Securities held by the Portfolio may greatly exceed their current resources, including their legal right to support from the U.S. Treasury. It is possible that issuers of U.S. Government Securities will not have the funds to meet their payment obligations in the future. Fannie Mae and Freddie Mac have been operating under conservatorship, with the Federal Housing Finance Administration (“FHFA”) acting as their conservator, since September 2008. The entities are dependent upon the continued support of the U.S. Department of the Treasury and FHFA in order to continue their business operations. These factors, among others, could affect the future status and role of Fannie Mae and Freddie Mac and the value of their securities and the securities which they guarantee. Additionally, the U.S. government and its agencies and instrumentalities do not guarantee the market values of their securities, which may fluctuate.

As with any mutual fund, it is possible to lose money on an investment in the Portfolio. An investment in the Portfolio is not a deposit of any credit union and is not insured or guaranteed by the National Credit Union Share Insurance Fund, NCUA or any other governmental agency.

PERFORMANCE

The bar chart and table below provide an indication of the risks of investing in the Portfolio by showing: (a) changes in the Portfolio’s performance from year to year for the last ten calendar years; and (b) the Portfolio’s average annual total returns for the 1-year, 5-year, 10-year and since inception periods and how such returns compare to those of broad-based securities market indices. The Portfolio’s past performance is not

12

SUMMARY SECTION

necessarily an indication of how it will perform in the future. Updated performance information is available and may be obtained on the Fund’s website at www.trustcu.com and/or by calling 1-800-342-5828 or 1-800-237-5678.

Investor Shares of the Portfolio commenced operations on November 30, 2012. The returns shown below since November 30, 2012, represent the returns for Investor Shares of the Portfolio. The returns shown below for periods prior to November 30, 2012 represent the returns for TCU Shares of the Portfolio, which are offered in a separate prospectus. TCU Shares and Investor Shares of the Portfolio should have returns that are substantially the same because they represent investments in the same portfolio securities and differ only to the extent that they have different expenses.

TOTAL RETURN*	CALENDAR YEAR

The total return for the 9-month period ended September 30, 2015 was 0.54%. Best Quarter Q3 ‘06 2.13% Worst Quarter Q2 ‘13 (0.37)%

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2014	1 Year	5 Years	10 Years	Life of Portfolio
Short Duration Portfolio (Inception 10/9/92 – TCU Shares)	0.50%	1.12%	2.46%	3.72%
BofA Merrill Lynch Two-Year U.S. Treasury Note Index (reflects no deduction for fees or expenses)	0.69%	1.00%	2.59%	3.96%	[1]
Barclays Capital Mutual Fund Short (1-3 Yr) Government Index (reflects no deduction for fees or expenses)	0.64%	1.09%	2.62%	4.08%	[1]

*	During the fiscal year ended August 31, 2004, one of the principal investment strategies of the Portfolio was revised to provide that the Portfolio intends to invest a substantial portion (formerly 80%) of its net assets in mortgage-related securities.
[1]	Since November 1, 1992.

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Short Duration Portfolio continued

INVESTMENT ADVISER

Goldman Sachs Asset Management, L.P.

PORTFOLIO MANAGERS

James P. McCarthy, Managing Director, Co-Head of Global Liquidity Management, has managed the Portfolio since 1995; Dave Fishman, Managing Director, Co-Head of Global Liquidity Management, has managed the Portfolio since 2008.

ADDITIONAL INFORMATION

For important information about the purchase and sale of Portfolio shares, tax information and payments to broker-dealers and other financial intermediaries, please turn to “Important Additional Information” on page 15 of this Prospectus.

14

Important Additional Information

Purchase and Sale of Portfolio Shares

The Portfolios are offered solely to state and federally chartered credit unions.

You may purchase or redeem (sell) Investor Shares of a Portfolio as follows:

By Fax:	1-508-599-7803
By Writing:	Trust for Credit Unions c/o BNY Mellon Investment Servicing (US) Inc. 4400 Computer Drive Westborough, MA 01581
By Telephone:	1-800-342-5828 (9:00 a.m. to 5:00 p.m. New York time)

There is no minimum for initial or subsequent investments, nor are minimum balances required. Purchases of Investor Shares of a Portfolio may be made only by Federal Reserve wire on any business day, which is any day on which Investor Shares of the Portfolio are priced. Federal Reserve wires should be sent as early as possible, but must be received in proper form before the end of the business day for a purchase order to be effective that day.

You may sell (redeem) some or all of your Investor Shares. Generally, the Portfolios will redeem your Investor Shares without charge upon request on any business day at their next determined NAV after receipt of such request in proper form. Redemptions may be requested in writing, by fax or by telephone.

TAX INFORMATION

The Portfolios intend to make distributions that may be taxed as ordinary income or capital gains. However, if state and federally chartered credit unions meet all requirements of Section 501(c)(14)(A) of the Internal Revenue Code of 1986, as amended (the “Code”), and all rules and regulations thereunder, they will be exempt from federal income taxation on any income, dividends or capital gains realized as the result of purchasing, holding, exchanging or redeeming shares of the Portfolios.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase Investor Shares of a Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Portfolio and its related companies may pay the intermediary for the sale of a Portfolio’s Investor Shares and related services. These

15

payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend such Portfolio over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

16

Additional Information About The Portfolios’ Investment Objectives and Risks

The Ultra-Short Duration Government Portfolio and Short Duration Portfolio are portfolios (“Portfolios”) of Trust for Credit Unions (the “Trust” or “Fund”), an open-end, management investment company (commonly known as a mutual fund). The investment objective of each Portfolio as stated in this Prospectus is fundamental and may be changed only with the approval of the holders of a majority of the outstanding shares of the affected Portfolio as described in the Statement of Additional Information (“SAI”).

THE FUND’S FIXED INCOME INVESTMENT PHILOSOPHY

The Ultra-Short Duration Government Portfolio and the Short Duration Portfolio are managed to seek high levels of current income, consistent with low volatility of principal.

Active Management Within a Risk-Managed Framework

Global fixed income markets are constantly evolving and are highly diverse—with myriad sectors, issuers and securities. The Investment Adviser believes that inefficiencies in these complex markets cause bond prices to diverge from their fair value. To capitalize on these inefficiencies and generate consistent risk-adjusted performance, the Investment Adviser believes it is critical to:

¢	Thoughtfully combine diversified sources of return by employing multiple investment strategies
¢	Take a global perspective to uncover relative value opportunities
¢	Employ focused specialist teams to identify short-term mispricings and incorporate long-term views
¢	Emphasize a risk-aware approach as the Investment Adviser views risk management as both an offensive and defensive tool
¢	Build a strong team of skilled investors who excel on behalf of our clients

The Investment Adviser employs a team approach that emphasizes risk management and capitalizes on Goldman Sachs & Co.’s (“Goldman Sachs”) extensive research capabilities.

17

INVESTMENT PROCESS

The Investment Adviser follows a disciplined, multi-step process to evaluate potential mortgage-related investments by assessing:

1.  Sector Allocation—The Investment Adviser assesses the relative value between different fixed income sectors, including the different subsectors of the mortgage market, to create investment strategies that meet each Portfolio’s objective.

2.  Security Selection Strategies—The Investment Adviser covers each sector of the fixed income market, including mortgage-related securities, with a team of seasoned specialists to identify attractive securities within each sector.

3.  Yield Curve Strategies—The Investment Adviser adjusts the term structure of the Portfolios based on its expectations of changes in the shape of the yield curve while closely controlling the overall duration of the Portfolios.

As noted in the Portfolios’ respective Summary Sections, each of the Portfolios has a target duration. A Portfolio’s duration approximates its price sensitivity to changes in interest rates including expected cash flow and mortgage prepayments. Maturity measures the time until final payment is due; it takes no account of the pattern of a security’s cash flows over time. In computing portfolio duration, a Portfolio will estimate the duration of obligations that are subject to prepayment or redemption by the issuer, taking into account the influence of interest rates on prepayments and coupon flows. This method of computing duration is known as “option-adjusted” duration. The Portfolios have no restrictions as to the minimum or maximum maturity of any particular security held by them but intend to maintain the maximum durations noted under “Principal Investment Strategies” in each Portfolio’s Summary Section. There can be no assurance that the Investment Adviser’s estimation of duration will be accurate or that the duration of a Portfolio will always remain within the Portfolio’s maximum target duration.

The Investment Adviser de-emphasizes interest rate predictions as a means of generating incremental return. Instead, the Investment Adviser seeks to add value through the selection of particular securities and investment sector allocation as described above.

In addition, the Investment Adviser employs quantitative models to supplement the investment process. Among the quantitative tools used in the Portfolios’ investment process are:

¢	Option-adjusted analytics to evaluate relative attractiveness between different securities within the mortgage markets and to reevaluate investments as market conditions change; and
¢	Analytics to estimate mortgage prepayments and cash flows under different interest rate scenarios.

18

Other Investment Practices and Securities

The table below identifies some of the investment techniques that may (but are not required to) be used by the Portfolios in seeking to achieve their investment objectives. Each investment practice and technique is permitted by the Investment Company Act of 1940 (the “1940 Act”) and its regulations but will be utilized only to the extent permitted by NCUA Rules and Regulations. The table also highlights the differences among the Portfolios in their use of these techniques and other investment practices and investment securities. Numbers in this table show allowable usage only; for actual usage, consult the Portfolios’ annual/semi-annual reports. For more information, see Appendix A. The Fund publishes on its website (www.trustcu.com) month-end selected portfolio holdings information for the Portfolios, including but not limited to duration and sector allocation, subject to at least a ten calendar-day lag between the date of the information and the date on which the information is disclosed. This information will be available on the website until the date on which the Fund files its next quarterly portfolio holdings report on Form N-CSR or Form N-Q with the SEC. A description of the Fund’s policies and procedures with respect to the disclosure of the Portfolios’ portfolio securities is available in the Fund’s SAI, which is available on the Fund’s website at www.trustcu.com.

19

•	No specific percentage limitation on usage; limited only by the objectives and strategies of the Portfolio
—	Not permitted

	Ultra-Short Duration Government Portfolio	Short Duration Portfolio
Investment Practices

Investment Company Securities	—	•[1]

Mortgage Dollar Rolls	•	•

Repurchase Agreements	•	•

Securities Lending	•[2]	•[2]

When-Issued Securities	•	•

Investment Securities

Bank Obligations[3]	•	•

Custodial Receipts	•	•

U.S. Government Securities	•	•

Inverse Floating Rate Securities	•	•

Federal Funds[4]	•	•

Mortgage-Related Securities

Adjustable Rate Mortgage Loans	•	•

Fixed Rate Mortgage Loans	•	•

Collateralized Mortgage Obligations	•	•

Government Mortgage-Related Securities	•	•

Multiple Class Mortgage-Related Securities	•	•

[1]

The Short Duration Portfolio may invest up to 10% of its total assets in the securities of other investment companies with policies limiting their investments to those authorized for federally chartered credit unions.

[2]	With respect to no more than 5% of net assets.
[3]

The Portfolios may invest in U.S. dollar-denominated obligations issued or guaranteed by U.S. banks with total assets exceeding $1 billion (including obligations issued by foreign branches of such banks).

[4]	The Portfolios may make unsecured loans of federal funds to U.S. banks with total assets exceeding $1 billion (including obligations issued by foreign branches of such banks).

20

Additional Information Regarding Principal Risks of the Portfolios

Loss of money is a risk of investing in each Portfolio. An investment in a Portfolio is not a deposit of any credit union and is not insured or guaranteed by the National Credit Union Share Insurance Fund, the NCUA or any other governmental agency. The NAVs of the Portfolios will fluctuate, and may decline for extended periods, as a result of various factors, including, but not limited to, market and interest rate conditions and the amount of the distributions paid by the Portfolios. There is no assurance that the NAV of a Portfolio will return to its prior levels after a decline. Neither of the Portfolios should be relied upon as a complete investment program. There can be no assurance that a Portfolio will achieve its investment objective. More information about the portfolio securities and investment techniques of the Portfolios, and their associated risks, is provided in Appendix A. You should consider the investment risks discussed in each Portfolio’s Summary Section and in Appendix A. Both are important to your investment choice.

21

Service Providers

INVESTMENT ADVISER

Goldman Sachs Asset Management, L.P. (“GSAM” or the “Investment Adviser”), 200 West Street, New York, N.Y. 10282, serves as the Fund’s investment adviser. GSAM has been registered as an investment adviser with the SEC since 1990 and is an affiliate of Goldman Sachs. As of September 30, 2015, GSAM, including its investment advisory affiliates, had assets under supervision of $1,028 billion, including approximately $492 billion in fixed income assets. Assets under supervision includes assets under management and other client assets for which Goldman Sachs does not have full discretion.

The Investment Adviser provides day-to-day advice regarding the Portfolios’ transactions. The Investment Adviser also continually manages each Portfolio, including the purchase, retention and disposition of securities and other assets.

MANAGEMENT FEES

As compensation for its services and its assumption of certain expenses, the Investment Adviser is entitled to the following fees, computed daily and payable monthly, at the annual rates listed below (as a percentage of each Portfolio’s average daily net assets):

Portfolio(s)	Contractual Rate	Actual Rate For the Fiscal Year Ended August 31, 2015
Ultra-Short Duration Government	0.18% on first
and Short Duration	$250 million,
0.16% on next
$250 million,
	0.14% on remainder*	0.15%

*	Contractual rate is based on the aggregate average net assets of the Ultra-Short Duration Government and Short Duration Portfolios. Fees are charged on a pro rata basis between the Portfolios.

A discussion regarding the basis for the Board of Trustees’ approval of the Fund’s investment advisory agreement with GSAM is available in the Portfolios’ annual report for the fiscal year ended August 31, 2015.

22

SERVICE PROVIDERS

ADMINISTRATOR AND BNY MELLON INVESTMENT SERVICING (US) INC.

Callahan Credit Union Financial Services, LLLP (“CUFSLP”), a Delaware limited liability limited partnership in which 37 credit unions are limited partners, acts as the Administrator of the Portfolios. CUFSLP’s address is 1001 Connecticut Avenue NW, Suite 1001, Washington, D.C. 20036. In this capacity, CUFSLP periodically reviews the performance of the Investment Adviser, the transfer agent, the distributor and the custodian of the Portfolios; provides facilities, equipment and personnel to serve the needs of investors; develops and monitors investor programs for credit unions; provides assistance in connection with the processing of share purchase and redemption orders as reasonably requested by the transfer agent or the Portfolios; handles shareholder problems and calls relating to administrative matters; provides advice and assistance concerning the regulatory requirements applicable to credit unions that invest in the Portfolios; and provides other administrative services to the Portfolios.

The administration fee payable to CUFSLP is shown under “Portfolio Fees and Expenses” in each Portfolio’s Summary Section.

BNY Mellon Investment Servicing (US) Inc. (“BNYIS”), 301 Bellevue Parkway, Wilmington, Delaware 19809, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, provides certain administrative, fund accounting and regulatory administration services to the Portfolios. BNYIS also serves as the Portfolios’ transfer agent and, as such, performs various shareholder servicing functions.

DISTRIBUTOR

Callahan Financial Services, Inc. (“CFS” or the “Distributor”), 1001 Connecticut Avenue, N.W., Suite 1001, Washington, D.C. 20036-5504, a Delaware corporation, serves as the distributor of shares of the Portfolios. CFS, a registered broker-dealer under the Securities Exchange Act of 1934, is an affiliate of Callahan & Associates, Inc., a corporation organized under the laws of the District of Columbia, founded in 1985.

23

PORTFOLIO MANAGERS

The portfolio managers for the Portfolios are:

Name and Title	Years Primarily Responsible	Five Year Employment History
James P. McCarthy Managing Director Co-Head Global Liquidity Management	Since 1995	Mr. McCarthy joined the Investment Adviser in 1995.
Dave Fishman Managing Director Co-Head Global Liquidity Management	Since 2008	Mr. Fishman joined the Investment Adviser in 1997.

The SAI provides further information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of shares of the Portfolios.

ACTIVITIES OF GOLDMAN SACHS AND ITS AFFILIATES AND OTHER ACCOUNTS MANAGED BY GOLDMAN SACHS

The involvement of the Investment Adviser, Goldman Sachs and their affiliates in the management of, or their interest in, other accounts and other activities of Goldman Sachs may present conflicts of interest with respect to the Portfolios or limit the Portfolios’ investment activities. Goldman Sachs is a worldwide, full service investment banking, broker dealer, asset management and financial services organization and a major participant in global financial markets that provides a wide range of financial services to a substantial and diversified client base that includes corporations, financial institutions, governments and high-net-worth individuals. As such, it acts as an investor, investment banker, research provider, investment manager, financier, adviser, market maker, trader, prime broker, lender, agent and principal. In those and other capacities, Goldman Sachs advises clients in all markets and transactions and purchases, sells, holds and recommends a broad array of investments, including securities, derivatives, loans, commodities, currencies, credit default swaps, indices, baskets and other financial instruments and products for its own account or for the accounts of its customers, and has other direct and indirect interests in the global fixed income, currency, commodity, equities, bank loans and other markets in which the Portfolios and other clients may directly and indirectly invest. Thus, it is likely that the Portfolios will have multiple business relationships with and will invest in, engage in transactions with, make voting decisions with respect to, or obtain services from

24

SERVICE PROVIDERS

entities for which Goldman Sachs performs or seeks to perform investment banking or other services. The Investment Adviser is the manager of the Portfolios. The Investment Adviser earns fees from this relationship with the Portfolios. Although these fees are based on asset levels, the fees are not directly contingent on Portfolio performance, and Goldman Sachs would still receive significant compensation from the Portfolios even if shareholders lose money. Goldman Sachs and its affiliates engage in proprietary trading and advise accounts and funds which have investment objectives similar to those of the Portfolios and/or which engage in and compete for transactions in the same types of securities, currencies and instruments as the Portfolios. Goldman Sachs and its affiliates will not have any obligation to make available any information regarding their proprietary activities or strategies, or the activities or strategies used for other accounts managed by them, for the benefit of the management of the Portfolios. The results of the Portfolios’ investment activities, therefore, may differ from those of Goldman Sachs, its affiliates and other accounts managed by Goldman Sachs, and it is possible that the Portfolios could sustain losses during periods in which Goldman Sachs and its affiliates and other accounts achieve significant profits on their trading for proprietary or other accounts. In addition, the Portfolios may, from time to time, enter into transactions in which Goldman Sachs or its other clients have an adverse interest. For example, a Portfolio may take a long position in a security at the same time that Goldman Sachs or other accounts managed by the Investment Adviser take a short position in the same security (or vice versa). These and other transactions undertaken by Goldman Sachs, its affiliates or Goldman Sachs-advised clients may, individually or in the aggregate, adversely impact the Portfolios. Transactions by one or more Goldman Sachs-advised clients or the Investment Adviser may have the effect of diluting or otherwise disadvantaging the values, prices or investment strategies of the Portfolios. The Portfolios’ activities may be limited because of regulatory restrictions applicable to Goldman Sachs and its affiliates, and/or their internal policies designed to comply with such restrictions. As a global financial services firm, Goldman Sachs also provides a wide range of investment banking and financial services to issuers of securities and investors in securities. Goldman Sachs, its affiliates and others associated with it may create markets or specialize in, have positions in and effect transactions in, securities of issuers held by the Portfolios, and may also perform or seek to perform investment banking and financial services for those issuers. Goldman Sachs and its affiliates may have business relationships with and purchase or distribute or sell services or products from or to, distributors, consultants or others who recommend the Portfolios or who engage in transactions with or for the Portfolios. For more information about conflicts of interest, see the SAI.

25

Dividends

Over the course of the fiscal year, dividends accrued and paid will constitute all or substantially all of the Portfolios’ net investment income (determined on a tax basis). The Portfolios intend that all net realized long-term and short-term capital gains (after taking into account any available capital loss carryovers) will be declared and paid as a dividend at least annually.

You may choose to have dividends paid in:

¢	Cash
¢	Additional Investor Shares of the same Portfolio

You may indicate your election on your Account Information Form. Any changes may be submitted in writing to BNYIS or CFS at any time before the record date for a particular dividend or distribution. (If you do not indicate any choice, your dividends and distributions will be reinvested automatically in Investor Shares of the applicable Portfolio.) The election with respect to a Portfolio’s capital gains dividends, both short-term and long-term, may differ from such election with respect to such Portfolio’s monthly net investment income dividends.

The election to reinvest dividends and distributions in additional shares will not affect the tax treatment of such dividends and distributions, which will be treated as received by you and then used to purchase the shares. At the time of your purchase of Investor Shares of either of the Portfolios, a portion of the per share NAV may be represented by undistributed income of the Portfolio or unrealized appreciation of the securities held by the Portfolio.

Dividends from net investment income and distributions from capital gains are declared and paid as follows:

	Investment Income Dividends		Capital Gains Distributions
Portfolio	Declared	Paid	Declared and Paid
Ultra-Short Duration Government	Daily	Monthly	Annually
Short Duration	Daily	Monthly	Annually

Pursuant to the provisions of the Code, each Portfolio intends to distribute substantially all of its net investment company taxable income each year. The amount of these income distributions to shareholders, which are calculated in accordance with relevant tax requirements, can often differ from the amount of a Portfolio’s net

26

DIVIDENDS

investment income for financial reporting purposes, which is calculated in accordance with generally accepted accounting principles.

From time to time, a portion of the Portfolios’ dividends may constitute a return of capital.

27

Shareholder Guide

The Fund is offered solely to state and federally chartered credit unions. Investor Shares of each of the Portfolios are designed to qualify as eligible investments for federally chartered credit unions pursuant to Sections 107(7), 107(8) and 107(15) of the Federal Credit Union Act, Part 703 of the NCUA Rules and Regulations and NCUA Letter Number 155. Investor Shares of the Fund, however, may or may not qualify as eligible investments for particular state chartered credit unions. The Fund encourages each state chartered credit union to consult qualified legal counsel concerning whether the Portfolios are permissible investments under the laws applicable to it.

The Fund intends to review changes in the applicable laws, rules and regulations governing eligible investments for federally chartered credit unions, and to take such action as may be necessary so that the investments in the Fund qualify as eligible investments under the Federal Credit Union Act and the regulations thereunder.

The following section will provide you with answers to some of the most often asked questions regarding buying and selling Investor Shares of the Portfolios. For more information about online access, please call 1-800-342-5828.

Purchases of Investor Shares of the Portfolios may be made only by Federal Reserve wire. There is no minimum for initial or subsequent investments nor are minimum balances required.

HOW TO BUY INVESTOR SHARES

Ultra-Short Duration Government Portfolio and Short Duration Portfolio

You may purchase Investor Shares of each of the Portfolios on any business day, which is any day on which shares of the Portfolios are priced, as described below in “How Are Investor Shares Priced?,” at their NAV next determined after receipt of an order by wiring federal funds to BNY. You may place a purchase order by fax, in writing, or by telephone.

By Fax:	1-508-599-7803
By Writing:	Trust for Credit Unions c/o BNY Mellon Investment Servicing (US) Inc. 4400 Computer Drive Westborough, MA 01581
By Telephone:	1-800-342-5828 (9:00 a.m. to 5:00 p.m. New York time)

28

SHAREHOLDER GUIDE

Dividends will begin to accrue as follows:

¢

If a purchase order is received by BNYIS by 4:00 p.m. New York time on a business day, shares will be issued and dividends will begin to accrue on the purchased Investor Shares on the next business day, provided that BNY receives the federal funds with respect to such order by such next business day.

¢

If a purchase order is received by BNYIS after 4:00 p.m. New York time, shares will be issued and dividends will begin to accrue on the purchased Investor Shares on the second business day thereafter, provided that BNY receives the federal funds with respect to such order by such second business day.

Federal Reserve wires should be sent as early as possible, but must be received before the end of the applicable business day for a purchase order to be effective.

What Else Should I Know About Share Purchases?

The following generally applies to purchases of Investor Shares:

¢

For your initial purchase of Investor Shares of the Portfolios, you should promptly complete an Account Information Form, and mail it to Trust for Credit Unions, c/o BNY Mellon Investment Servicing (US) Inc., 4400 Computer Drive, Westborough, MA 01581 or Callahan Financial Services, Inc., 1001 Connecticut Avenue, N.W., Suite 1001, Washington, D.C. 20036. You may not redeem Investor Shares prior to the Fund’s receipt of such Account Information Form.

¢

GSAM and/or CFS may from time to time, at their own expense, provide compensation to certain dealers whose customers purchase significant amounts of Investor Shares of the Portfolios. The amount of such compensation may be made on a one-time and/or periodic basis and, in the case of GSAM, may be up to 20% of the annual fees that are earned by GSAM as Investment Adviser to the Portfolios (after adjustments) and are attributable to Investor Shares held by such customers. Such compensation does not represent an additional expense to the Portfolios or their shareholders, since it will be paid from the assets of GSAM, its affiliates or CFS.

The Portfolios and the Distributor reserve the right to:

¢	Reject or restrict any purchase or exchange orders by a particular purchaser (or group of related purchasers) for any reason in their discretion.

Customer Identification Program.

Federal law requires the Portfolios to obtain, verify and record identifying information, which may include the name, business street address, taxpayer identification number or other identifying information, for certain investors who open an account with the Portfolios. Applications without the required information, or (where applicable) without an indication that a taxpayer identification number has been applied for, may not be accepted by the Portfolios. After accepting an application, to the extent permitted by applicable law or their customer identification program, the Portfolios

29

reserve the right to (i) place limits on transactions in any account until the identity of the investor is verified; (ii) refuse an investment in the Portfolios; or (iii) involuntarily redeem an investor’s shares and close an account in the event that the Portfolios are unable to verify an investor’s identity. The Portfolios and their agents will not be responsible for any loss in an investor’s account resulting from the investor’s delay in providing all required identifying information or from closing an account and redeeming an investor’s shares pursuant to the customer identification program.

How Are Investor Shares Priced?

The price you pay or receive when you buy, sell or exchange Investor Shares is a Portfolio’s next-determined NAV for Investor Shares. The Fund calculates NAV for Investor Shares as follows:

NAV =	(Value of Assets of the Portfolio Attributable to Investor Shares) – (Liabilities of the Portfolio Attributable to Investor Shares)
Number of Outstanding Investor Shares of the Portfolio

The investments of the Portfolios are valued based on market quotations, which may be furnished by a pricing service or provided by securities dealers. If accurate quotations are not readily available, the fair value of the Portfolios’ investments may be determined based on yield equivalents, a pricing matrix or other sources, under valuation procedures established by the Portfolios’ Board of Trustees. Debt obligations with a remaining maturity of 60 days or less are valued at amortized cost.

¢

NAV per share for Investor Shares is calculated by the accounting agent on each business day as of the close of regular trading on the NYSE (normally 4:00 p.m. New York time) or such later time as the NYSE or NASDAQ market may officially close. This occurs after the determination, if any, of the income to be declared as a dividend. Shares will normally not be priced on any day the NYSE is closed.

¢	When you buy Investor Shares, you pay the NAV next calculated after the Portfolios receive your order in proper form.
¢	When you sell Investor Shares, you receive the NAV next calculated after the Portfolios receive your order in proper form.
¢	NAV per share will fluctuate as the values of portfolio securities change in response to changing market rates of interest, principal prepayments, yield spreads and other factors.

An order to buy Investor Shares of the Portfolios is in proper form if it includes the name of the Portfolio, the dollar amount or number of Investor Shares you want to buy, and a completed Account Information Form (initial purchases). An order to sell Investor Shares of the Portfolios is in proper form if it contains your name(s) and

30

SHAREHOLDER GUIDE

signature(s) (and any required signature guarantees as described below under “How to Sell Investor Shares—What Else Do I Need To Know About Redemptions”), your account number, the name of the Portfolio, the dollar amount or number of shares you want to sell, instructions on how and where to send the proceeds, and any supporting legal documentation that may be required.

General Valuation Policies

¢

On any business day when the Bond Market Association (“BMA”) recommends that the securities markets close early, each Portfolio reserves the right to close at or prior to the BMA recommended closing time. If a Portfolio does so, it will cease granting same business day credit for purchase, redemption and exchange orders received after the Portfolio’s closing time and credit will be given to the next business day.

¢	Each Portfolio reserves the right to advance the time by which purchase, redemption and exchange orders must be received for same business day credit as otherwise permitted by the SEC.
¢

The Trust reserves the right to reprocess purchase, redemption and exchange transactions that were processed at a NAV other than a Portfolio’s official closing NAV that is subsequently adjusted, and to recover amounts from (or distribute amounts to) shareholders accordingly based on the official closing NAV.

If an event that affects the value of a security occurs after the publication of market quotations used by the Portfolios to price their securities but before the close of trading on the NYSE, the Fund in its discretion and consistent with applicable regulatory guidance may determine whether to make an adjustment in light of the nature and significance of the event.

Note:  The time at which transactions and Investor Shares are priced and the time by which orders must be received may be changed in case of an emergency or if regular trading on the NYSE is stopped at a time other than 4:00 p.m. New York time. In the event the NYSE does not open for business because of an emergency, as determined by the SEC, the Fund may, but is not required to, open one or more Portfolios for purchase, redemption and exchange transactions if the Federal Reserve wire payment system is open. To learn whether a Portfolio is open for business during an emergency situation, please call 1-800-342-5828 or 1-800-CFS-5678.

31

HOW TO SELL INVESTOR SHARES

How Can I Sell Investor Shares Of The Portfolios?

You may arrange to take money out of your account by selling (redeeming) some or all of your Investor Shares. Generally, the Portfolios will redeem your Investor Shares without charge upon request on any business day at their next determined NAV after receipt of such request in proper form. Redemptions may be requested in writing, by fax, or by telephone.

Instructions For Redemptions:
By Writing:

¢ Write a letter of instruction that includes:

¢ Your name(s) and signature(s)

¢ Your account number

¢ The Portfolio name

¢ The dollar amount or number of Investor Shares you want to sell

¢ How and where to send the proceeds

¢ Mail the request to:

Trust for Credit Unions

c/o BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

By Telephone:	If you have elected the telephone redemption and exchange privileges on your Account Information Form: ¢ 1-800-342-5828 (9:00 a.m. to 5:00 p.m. New York time)
By Fax:

1-508-599-7803

¢ Write a letter of instruction that includes:

¢ Your name(s) and signature(s)

¢ Your account number

¢ The Portfolio name

¢ The dollar amount or number of Investor Shares you want to sell

Proceeds will be sent to the payment instruction already on file.

What Do I Need To Know About Telephone Redemption Requests?

The Portfolios, the Distributor, the Administrator, the Investment Adviser and the transfer agent will not be liable for any loss you may incur in the event that the Portfolios accept unauthorized telephone redemption requests that the Portfolios reasonably believe to be genuine. In an effort to prevent unauthorized or fraudulent redemption and exchange requests by telephone, BNY employs reasonable procedures specified by the Portfolios to confirm that such instructions are genuine. If reasonable proce-

32

SHAREHOLDER GUIDE

dures are not employed, a Portfolio may be liable for any loss due to unauthorized or fraudulent transactions. The following general policies are currently in effect:

¢	All telephone requests are recorded.
¢

Proceeds of telephone redemptions will be wired directly to the credit union, corporate credit union or other domestic depository account designated on the Account Information Form unless you provide written instructions signed by an authorized person designated on the Account Information Form indicating another credit union, or other depository accounts.

¢	The telephone redemption option may be modified or terminated at any time.

Note:  It may be difficult to make telephone redemptions in times of drastic economic or market conditions.

How Are Redemption Proceeds Paid?

You may arrange for your redemption proceeds to be wired as federal funds to the credit union, corporate credit union or other domestic depository institution designated on your Account Information Form. Redemption proceeds may not be wired to third parties.

If a redemption request is received by BNYIS by 4:00 p.m. New York time, the proceeds are ordinarily wired on the next business day. Investor Shares to be redeemed earn income with respect to the day the request is received. Also, Investor Shares redeemed on a day immediately preceding a weekend or holiday continue to earn income until the next business day.

What Else Do I Need To Know About Redemptions?

¢

If its authorized signature is guaranteed, a shareholder may change the designated credit union, corporate credit union or other domestic depository account upon written notice to BNYIS. A signature guarantee must be obtained from a bank, brokerage firm or other financial intermediary that is a member of an approved Medallion Guarantee Program or that is otherwise approved by the Trust. A notary public cannot provide a Medallion signature guarantee. Additional documentation regarding any such change or regarding a redemption by any means may be required when deemed appropriate, and the request for such redemption will not be considered to have been received in proper form until such additional documentation has been received.

¢

The right of a shareholder to redeem Investor Shares and the date of payment by a Portfolio may be suspended for more than seven days for any period during which the NYSE is closed, or trading on the NYSE is restricted as determined by the SEC; or during any emergency, as determined by the SEC; or for such other period as the SEC may by order permit for the protection of shareholders of the Portfolio.

33

¢

Investor Shares may be redeemed by a Portfolio if the Trustees determine in their sole discretion that failure to redeem such Investor Shares may have materially adverse consequences to the shareholders of the Portfolio. Because the Portfolios are offered solely to state and federally chartered credit unions, and to avoid the potential for adverse tax or other consequences to its shareholders, the Portfolios may redeem Investor Shares that are owned at any time by any shareholder that is not a credit union (including a shareholder that was a credit union at the time of purchase but thereafter ceases to be a credit union).

Can I Exchange My Investment From One Portfolio To Another?

You may exchange Investor Shares of each Portfolio at NAV for Investor Shares of the other Portfolio of the Trust. The exchange privilege may be materially modified or withdrawn at any time upon 60 days’ written notice to you.

Instructions For Exchanging Shares:
By Writing:

¢ Write a letter of instruction that includes:

¢ Your name(s) and signature(s)

¢ Your account number

¢ The Portfolio name

¢ The dollar amount or number of Investor Shares to be exchanged

¢ Mail the request to:

Trust for Credit Unions

c/o BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

By Telephone:	If you have elected the telephone redemption and exchange privileges on your Account Information Form: ¢ 1-800-342-5828 (9:00 a.m. to 5:00 p.m. New York time)
By Fax:

1-508-599-7803

¢ Write a letter of instruction that includes:

¢ Your name(s) and signature(s)

¢ Your account number

¢ The Portfolio name

¢ The dollar amount or number of Investor Shares to be exchanged

You should keep in mind the following factors when making or considering an exchange:

¢	You should read the Prospectus before making an exchange.
¢	Exchanges are available only in states where exchanges may be legally made.

34

SHAREHOLDER GUIDE

¢	It may be difficult to make telephone exchanges in times of drastic economic or market conditions.
¢	BNYIS may use reasonable procedures described under “What Do I Need To Know About Telephone Redemption Requests?” in an effort to prevent unauthorized or fraudulent telephone exchange requests.
¢	Telephone exchanges normally will be made only to an identically registered account.
¢	The Portfolios reserve the right to reject any exchange request.

What Types Of Reports Will I Be Sent Regarding Investments In The Portfolios?

You will receive an annual report containing audited financial statements and a semi-annual report. All shareholders will be provided with an individual monthly statement for each Portfolio showing each transaction for the reported month. Shareholders of the Portfolios will also be provided with a printed confirmation for each transaction in their accounts.

DISTRIBUTION AND SERVICE FEES

What Are The Distribution And Service Fees Paid By The Fund’s Investor Shares?

Investor Shares of the Portfolios can pay distribution and/or administrative support service (12b-1) fees at an annual rate of up to 0.25% of each Portfolio’s Investor Share assets. The Portfolios do not intend to pay more than 0.03% in distribution and/or administrative support service fees through August 31, 2016. After such date, the Board of Trustees may determine to increase the amount of such fees without a vote of the Portfolios’ shareholders.

The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act that allows each Portfolio to pay fees from its Investor Share assets for selling and distributing Investor Shares and/or for administrative support services provided to shareholders. Because 12b-1 fees are paid on an ongoing basis, over time they increase the cost of your investment and may cost more than paying other sales charges.

RESTRICTIONS ON EXCESSIVE TRADING PRACTICES

Policies and Procedures on Excessive Trading Practices. In accordance with the policies and procedures adopted by the Board of Trustees, the Trust does not permit market timing or other excessive trading practices in the Portfolios. Purchases and exchanges by investors in the Portfolios should be made for investment purposes that

35

are consistent with the investment policies and practices of the respective Portfolios. Excessive, short-term (market timing) trading practices may disrupt portfolio management strategies, harm fund performance and negatively impact longer-term shareholders.

The Trust recognizes that the investments held by the Portfolios are less susceptible to market timing and other excessive trading practices than certain other types of portfolios, and may be appropriately used by shareholders for relatively shorter-term investment purposes. Accordingly, the deterrent practices discussed below that will apply to a particular Portfolio will depend, in part, on an assessment of the potential risk that market timing practices and other excessive trading practices pose to that Portfolio. Similarly, the monitoring criteria and frequency, thresholds for review and intervention trigger points set by the Fund acting through its Chief Compliance Officer to identify, monitor and prevent abusive short-term trading will also depend, in part, on such assessment.

The Trust reserves the right to reject or restrict purchase or exchange requests from any investor. The Trust will not be liable for any loss resulting from rejected purchase or exchange orders. To minimize harm to the Trust and its shareholders, the Trust will exercise this right if, in the Trust’s judgment, an investor has a history of excessive trading or if an investor’s trading, in the judgment of the Trust, has been or may be disruptive to a Portfolio. In making this judgment, trades executed in multiple accounts under common ownership or control may be considered together. No waivers of the provisions of the policies and procedures established to detect and deter market timing and other excessive trading activity are permitted that would harm the Trust or its shareholders or would subordinate the interests of the Trust or its shareholders to those of GSAM or any of GSAM’s affiliates.

36

Taxation

TAXATION OF SHAREHOLDERS

If state and federally chartered credit unions meet all requirements of Section 501(c)(14)(A) of the Code, and all rules and regulations thereunder, they will be exempt from federal income taxation on any income, dividends or capital gains realized as the result of purchasing, holding, exchanging or redeeming shares of the Portfolios.

FEDERAL TAXATION OF THE PORTFOLIOS

The Trust intends that each of its Portfolios will qualify for the special tax treatment afforded to regulated investment companies under Subchapter M of Subtitle A, Chapter 1, of the Code. Each Portfolio is treated as a separate corporation for federal tax purposes and generally must comply with the qualification and other requirements applicable to regulated investment companies, without regard to the Trust’s other Portfolios. If a Portfolio otherwise complies with such provisions, then in any taxable year for which it distributes at least 90% of its investment company taxable income determined for federal income tax purposes (before any deduction for dividends paid), the Portfolio will be relieved of federal income tax on the amounts distributed. The Portfolios intend to distribute to their shareholders substantially all of each Portfolio’s net investment company taxable income and net capital gain.

The Code will impose a 4% excise tax if a Portfolio fails to meet certain requirements with respect to distributions of net ordinary income and capital gain net income. It is not anticipated that this provision will have any material impact on the Portfolios or their shareholders.

If for any taxable year a Portfolio does not qualify as a regulated investment company, all of its taxable income will be taxed to such Portfolio at the appropriate corporate rate without any reduction for distributions made to shareholders.

The foregoing discussion of tax consequences is based on federal tax laws and regulations in effect on the date of this Prospectus, which are subject to change by legislative or administrative action. You should also consult your own tax adviser for information regarding all tax consequences applicable to your investments in the Portfolios.

More information about taxes is included in the SAI.

37

Appendix A

Additional Information on Portfolio Risks, Securities and Techniques

A. General Portfolio Risks

Risks of Fixed Income Securities.  The Portfolios will be subject to the risks associated with fixed-income securities. These risks include interest rate risk, credit risk and call/extension risk. In general, interest rate risk involves the risk that, when interest rates decline, the market value of fixed-income securities tends to increase (although many mortgage-related securities will have less potential than other debt securities for capital appreciation during periods of declining rates). Conversely, when interest rates increase, the market value of fixed-income securities tends to decline. Credit risk involves the risk that the issuer could default on its obligations, and a Portfolio will not recover its investment. Call risk and extension risk are normally present in adjustable rate mortgage loans (“ARMs”) and mortgage-backed securities. For example, homeowners have the option to prepay their mortgages. Therefore, the duration of a security backed by home mortgages can either shorten (call risk) or lengthen (extension risk). In general, if interest rates on new mortgage loans fall sufficiently below the interest rates on existing outstanding mortgage loans, the rate of prepayment would be expected to increase. Conversely, if mortgage loan interest rates rise above the interest rates on existing outstanding mortgage loans, the rate of prepayment would be expected to decrease. In either case, a change in the prepayment rate can result in losses to investors.

Risks of Mortgage-Related Investments.  Mortgage-related securities are particularly exposed to call and extension risks. Small changes in mortgage prepayments can significantly impact the cash flow and the market value of these securities. In general, the risk of faster than anticipated prepayments adversely affects super floaters and premium priced mortgage-related securities. The risk of slower than anticipated prepayments generally adversely affects floating-rate securities subject to interest rate caps, support tranches and discount priced mortgage-related securities. In addition, particular securities may be leveraged such that their exposure (i.e., price sensitivity) to interest rate and/or prepayment risk is magnified.

Some floating-rate debt securities can present more complex types of derivative and interest rate risks. For example, range floaters are subject to the risk that the coupon will be reduced below market rates if a designated interest rate floats outside of a specified interest rate band or collar. Dual index or yield curve floaters are subject to lower prices in the event of an unfavorable change in the spread between two designated interest rates.

38

APPENDIX A

Risks of Illiquid Securities.  The Portfolios may invest up to 15% of their net assets in illiquid securities, which cannot be disposed of in seven calendar days in the ordinary course of business at fair value. Illiquid securities include:

¢	Securities that are not readily marketable
¢	Repurchase agreements, federal funds loans and fixed time deposits with a notice or demand period of more than seven days
¢

Loan participations of foreign governments or their agencies that are guaranteed as to principal and interest by the U.S. government or its agencies, instrumentalities or sponsored enterprises where a substantial secondary market is absent

¢

If permissible for a Portfolio, certain restricted securities, unless it is determined, based upon a review of the trading markets for a specific restricted security, that such restricted security is liquid because, for example, it is eligible for resale pursuant to Rule 144A under the Securities Act of 1933 (“144A Securities”) and, therefore, is liquid

Investing in restricted securities may decrease a Portfolio’s liquidity to the extent that qualified institutional buyers become for a time uninterested in purchasing these restricted securities. The purchase price and subsequent valuation of restricted and illiquid securities normally reflect a discount, which may be significant, from the market price of comparable securities for which a liquid market exists.

Portfolio Turnover Rate.  The Investment Adviser will not consider the portfolio turnover rate a limiting factor in making investment decisions for a Portfolio. A high rate of portfolio turnover (100% or more) involves correspondingly greater expenses which must be borne by a Portfolio and its shareholders. The portfolio turnover rate is calculated by dividing the lesser of the dollar amount of sales or purchases of portfolio securities by the average monthly value of a Portfolio’s portfolio securities, excluding securities having a maturity at the date of purchase of one year or less. See “Financial Highlights” in Appendix B for a statement of the historical portfolio turnover rates of the Ultra-Short Duration Government Portfolio and the Short Duration Portfolio.

Investment Criteria.  If, after purchase by a Portfolio, an investment ceases to meet the investment criteria stated in this Prospectus, the Investment Adviser will consider whether the Portfolio should continue to hold the investment. Investments purchased prior to January 1, 1998 will be governed by the NCUA Rules and Regulations in effect when purchased, and the Portfolios may continue to hold such investments after that date subject to compliance with the NCUA Rules and Regulations.

B. Portfolio Securities and Techniques

This section provides further information on certain types of securities and investment techniques that may be used by the Portfolios, including their associated risks. Addi-

39

tional information is provided in the Statement of Additional Information, which is available upon request or on the Fund’s website. Among other things, the Statement of Additional Information describes certain fundamental investment restrictions that cannot be changed without shareholder approval. You should note, however, that all policies not specifically designated as fundamental are non-fundamental and may be changed without shareholder approval.

U.S. Government Securities.  U.S. Government Securities include U.S. Treasury obligations and obligations issued or guaranteed by U.S. government agencies, instrumentalities or sponsored enterprises. U.S. Government Securities may be supported by (a) the full faith and credit of the U.S. Treasury; (b) the ability of the issuer to borrow from the U.S. Treasury; (c) the discretionary authority of the U.S. government to purchase certain obligations of the issuer; or (d) only the credit of the issuing agency, instrumentality or sponsored enterprise. U.S. Treasury obligations include, among other things, the separately traded principal and interest components of securities guaranteed or issued by the U.S. Treasury that are traded independently under the Separate Trading of Registered Interest and Principal of Securities program (“STRIPS”).

U.S. Government Securities are deemed to include (a) securities for which the payment of principal and interest is backed by an irrevocable letter of credit issued by the U.S. government, its agencies, authorities, instrumentalities or sponsored enterprises; and (b) participations in loans made to foreign governments or their agencies that are so guaranteed as to principal and interest. Certain of these participations may be regarded as illiquid. U.S. Government Securities also include zero coupon bonds.

U.S. Government Securities have historically involved little risk of loss of principal if held to maturity. However, no assurance can be given that the U.S. government will be able or willing to repay principal or interest when due or will provide financial support to U.S. government agencies, authorities, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

Custodial Receipts.  Interests in U.S. Government Securities may be purchased in the form of custodial receipts that evidence ownership of future interest payments, principal payments or both on certain notes or bonds issued or guaranteed as to principal and interest by the U.S. government, its agencies, instrumentalities or authorities. For certain securities law purposes, custodial receipts are not considered obligations of the U.S. government.

Mortgage-Related Securities.  Mortgage-related securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by real property. Mortgage-related securities in which the Portfolios may invest can be

40

APPENDIX A

backed by either fixed rate mortgage loans or adjustable rate mortgage loans, and must be issued by a governmental entity.

Mortgage-related securities may include multiple class securities, including collateralized mortgage obligations (“CMOs”) and Real Estate Mortgage Investment Conduit (“REMIC”) pass-through or participation certificates. A REMIC is a CMO that qualifies for special tax treatment under the Code and invests in certain mortgages principally secured by interests in real property and other permitted investments. CMOs provide an investor with a specified interest in the cash flow from a pool of underlying mortgages or of other mortgage-related securities. CMOs are issued in multiple classes, each with a specified fixed or floating interest rate and a final scheduled distribution date. The relative payment rights of the various CMO classes may be structured in many ways. In many cases, payments of principal are applied to the CMO classes in the order of their respective stated maturities, so that no principal payments will be made on a CMO class until all other classes having an earlier stated maturity date are paid in full. Sometimes, however, CMO classes are “parallel pay,” i.e., payments of principal are made to two or more classes concurrently. CMOs may exhibit more or less price volatility and interest rate risk than other types of mortgage-related obligations, and under certain interest rate and payment scenarios, a Portfolio may fail to recoup fully its investment in certain of these securities regardless of their credit quality.

The Portfolios may invest in exchangeable collateralized mortgage obligations (“exchangeable CMOs”) representing beneficial ownership interests in one or more interest-only classes of a CMO (“IO CMOs”) or principal-only classes of a CMO (“PO CMOs”) if certain requirements prescribed by NCUA Rules and Regulations are satisfied. Otherwise, the Portfolios may not invest in stripped mortgage-backed securities (“SMBS”) or securities that represent interests in SMBS.

To the extent a Portfolio concentrates its investments in pools of mortgage-related securities sponsored by the same sponsor or serviced by the same servicer, it may be subject to additional risks. Servicers of mortgage-related pools collect payments on the underlying mortgage assets for pass-through to the pool on a periodic basis. Upon insolvency of the servicer, the pool may be at risk with respect to collections received by the servicer but not yet delivered to the pool.

Throughout 2008, the market for mortgage-related securities experienced substantially, often dramatically, lower valuations and greatly reduced liquidity. Markets for other asset-backed securities have also been affected. These instruments are increasingly subject to liquidity constraints, price volatility, credit downgrades and unexpected increases in default rates, and therefore may be more difficult to value and more difficult to dispose of than previously. These events may have an adverse impact

41

on a Portfolio to the extent it invests in mortgage-related or other fixed income securities or instruments affected by the volatility in the fixed income markets.

Inverse Floating Rate Securities.  The Portfolios may, to the extent permitted by the NCUA, invest in leveraged inverse floating rate debt securities (“inverse floaters”). The interest rate on inverse floaters resets in the opposite direction from the market rate of interest to which the inverse floater is indexed. An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest. The higher the degree of leverage of an inverse floater, the greater the volatility of its market value.

Zero Coupon Securities.  Each Portfolio may purchase zero coupon securities which are U.S. Government Securities and do not have maturity dates of more than ten years from the settlement date. Zero coupon securities are issued at a discount from their face value because interest payments are typically postponed until maturity. The market prices of these securities generally are more volatile than the market prices of interest-bearing securities and are likely to respond to a greater degree to changes in interest rates than interest-bearing securities having similar maturities and credit quality.

Mortgage Dollar Rolls.  The Portfolios may enter into mortgage dollar rolls. A mortgage dollar roll involves the sale by a Portfolio of securities for delivery in the current month. The Portfolio simultaneously contracts with the same counterparty to repurchase substantially similar (same type, coupon and maturity) but not identical securities on a specified future date. During the roll period, the Portfolio loses the right to receive principal and interest paid on the securities sold. However, the Portfolio benefits to the extent of any difference between (a) the price received for the securities sold and (b) the lower forward price for the future purchase and/or fee income plus the interest earned on the cash proceeds of the securities sold. Unless the benefits of a mortgage dollar roll exceed the income, capital appreciation and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the roll, the use of this technique will diminish the Portfolio’s performance.

Successful use of mortgage dollar rolls depends upon the Investment Adviser’s ability to predict correctly interest rates and mortgage prepayments. If the Investment Adviser is incorrect in its prediction, a Portfolio may experience a loss. The Portfolios do not currently intend to enter into mortgage dollar rolls for financing and do not treat them as borrowings.

When-Issued Securities.  Pursuant to NCUA Rules and Regulations, the Portfolios may purchase and sell securities in transactions that provide for their delivery by regular-way settlement. Regular-way settlement means that delivery of a security

42

APPENDIX A

from a seller to a buyer is to be made within the time frame that the securities industry has established for that type of security.

In addition to purchasing and selling securities that have already been issued, the Portfolios may purchase or sell securities in when-issued transactions. In these transactions, securities are bought or sold during the period between the announcement of an offering and the issuance and payment date of the securities in order to secure what is considered to be an advantageous yield or price.

Like other transactions, the purchase of securities on a when-issued basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of when-issued securities involves the risk that the value of the securities sold may increase before the settlement date. Although the Portfolios will generally purchase securities on a when-issued basis with the intention of acquiring the securities, a Portfolio may dispose of the securities prior to settlement if the Investment Adviser deems it appropriate.

Lending of Portfolio Securities. The Portfolios may seek to increase their income by lending portfolio securities to institutions, such as banks and broker-dealers. The borrowers are required to secure their loans continuously with cash, cash equivalents or U.S. Government Securities in an amount at least equal to the market value of the securities loaned. Cash collateral may be invested in cash equivalents. To the extent that cash collateral is so invested in other investment securities, such collateral will be subject to market depreciation or appreciation and a Portfolio will be responsible for any loss that might result from its investment of the borrowers’ collateral. Any investments purchased with the cash (as well as other cash received in connection with the loan) must be permissible for federally chartered credit unions and must mature no later than the maturity of the transaction. If the Investment Adviser determines to make securities loans, the value of the securities loaned may not exceed 5% of the value of the net assets of a Portfolio (including the loan collateral). A Portfolio may experience delay in the recovery of its securities or incur a loss if the institution with which it has engaged in a portfolio loan transaction breaches its agreement with the Portfolio or becomes insolvent.

Repurchase Agreements.  Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase them at a mutually agreed upon date and price. Each Portfolio may enter into repurchase agreements with securities dealers and banks that furnish collateral at least equal in value or market price to the amount of their repurchase obligation.

If the other party or “seller” defaults, a Portfolio might suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Portfolio are less than the repurchase price and the Portfolio’s cost associated with

43

delay and enforcement of the repurchase agreement. In addition, in the event of bankruptcy of the seller, a Portfolio could suffer additional losses if a court determines that the Portfolio’s interest in the collateral is not enforceable.

The Portfolios, together with other registered investment companies having advisory agreements with the Investment Adviser or any of its affiliates, may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which will be invested in one or more repurchase agreements.

Other Investment Companies.  The Short Duration Portfolio may invest in securities of other investment companies subject to the limitations prescribed by the 1940 Act. These limitations generally include a prohibition on the Portfolio acquiring more than 3% of the voting securities of any other investment company, and a prohibition on investing more than 5% of the Portfolio’s total assets in securities of any one investment company or more than 10% of its total assets in securities of all investment companies. The Portfolio will indirectly bear its proportionate share of any management fees and other expenses paid by such other investment companies. Such other investment companies will have investment objectives, policies and/or restrictions that limit their investments to those authorized for federally chartered credit unions. Pursuant to an exemptive order obtained from the SEC, other investment companies in which the Portfolio may invest include money market funds for which the Investment Adviser or any of its affiliates serve as investment adviser, administrator or distributor.

Bank Obligations.  The Portfolios may invest in U.S. dollar-denominated obligations issued or guaranteed by U.S. banks with total assets exceeding $1 billion (including obligations issued by foreign branches of such banks) but only to the extent permitted under the Federal Credit Union Act and the rules and regulations thereunder. Bank obligations may include certificates of deposit, bankers’ acceptances, bank notes, deposit notes, and other obligations. Bank obligations may be general obligations of the parent bank or may be limited to the issuing branch by the terms of the specific obligations or by government regulation. Obligations of foreign branches of U.S. banks include fixed time deposits. Generally, fixed time deposits are not payable until maturity, but may permit early withdrawal subject to penalties which vary depending upon market conditions and the remaining maturity of the obligations.

The activities of U.S. and most foreign banks are subject to extensive but different government regulations which may limit both the amount and types of loans that may be made and the interest rates that may be charged. In addition, the profitability of the banking industry is largely dependent upon the availability and costs of funds for the purpose of financing lending operations under prevailing money market conditions. General economic conditions as well as exposure to credit losses arising from possible financial difficulties play an important part in the operation of this industry.

44

APPENDIX A

Obligations of foreign branches of U.S. banks involve investment risks in addition to those of domestic obligations of domestic issuers, including the possibility that liquidity could be impaired because of future political and economic developments, that the obligations may be less marketable than comparable domestic obligations of domestic issuers, that a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations or that deposits may be seized or nationalized.

Federal Funds.  The Portfolios may make unsecured loans of federal funds to U.S. banks with total assets exceeding $1 billion (including obligations issued by foreign branches of such banks) to the extent permitted by the Federal Credit Union Act and the rules and regulations thereunder.

Federal funds are funds held by a regional Federal Reserve Bank for the account of a bank that is a member of such Federal Reserve Bank (a “Fed Member Bank”). A loan of federal funds is an unsecured loan to a Fed Member Bank at a negotiated interest rate for a negotiated time period, generally overnight, of federal funds. Loans of federal funds are not insured by the Federal Deposit Insurance Corporation. In the event the borrower of federal funds enters a bankruptcy or other insolvency proceeding, the Portfolios could experience delays and incur expenses in recovering cash. Further, the possibility exists that in such an instance, the borrowing institution may not be able to repay the loaned funds. Creditworthiness is, therefore, of particular importance given the unsecured nature of federal funds borrowings. The Portfolios will limit federal funds lending to those Fed Member Banks whose creditworthiness has been reviewed and found by the Investment Adviser to be comparable in quality to securities rated high quality by a Nationally Recognized Statistical Rating Organization (“NRSRO”).

Borrowing.  The Portfolios may not borrow money, except as a temporary measure, and then only in amounts not exceeding one-third of the value of a Portfolio’s net assets.

45

Appendix B

Financial Highlights

The financial highlights tables are intended to help you understand a Portfolio’s financial performance for the past five years (or the period since a particular class of shares commenced operations). The financial highlights tables shown below reflect the financial performance of the Portfolio’s Investor Shares. Certain information in the financial highlights tables reflects the financial results for a single Investor Share of each Portfolio. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in Investor Shares of a Portfolio (assuming reinvestment of all distributions). This information has been audited by Tait Weller & Baker LLP, whose report, along with the Portfolios’ financial statements, is included in the Portfolios’ 2015 annual report (available upon request without charge).

46

APPENDIX B

ULTRA-SHORT DURATION GOVERNMENT PORTFOLIO

	Year Ended August 31, 2015	Year Ended August 31, 2014	For the Period November 30, 2012(a) to August 31, 2013
Net Asset Value, Beginning of period	$9.55	$9.58	$9.64

Income from Investment Operations:
Net investment income(b)(c)	0.01	0.01	0.02
Net realized and unrealized gain (loss) on investment transactions	—	0.01	(0.04)

Total income from investment operations	0.01	0.02	(0.02)

Less Distributions from:
Investment income(c)	(0.03)	(0.05)	(0.04)

Total Distributions	(0.03)	(0.05)	(0.04)

Net Asset Value, End of period	$9.53	$9.55	$9.58

Total Return(d)	0.07%	0.19%	(0.25	)%(e)
Ratios/Supplemental Data:
Net Assets at the end of period (in thousands)	$20,164	$20,980	$24,173
Ratio to average net assets:
Expenses net of expense reductions	0.39%	0.39%	0.37	%(f)
Expenses before expense reductions	0.40%	0.39%	0.37	%(f)
Net investment income	0.04%	0.14%	0.22	%(f)
Portfolio Turnover Rate	196%	137%	224	%(e)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding.
(c)	Net investment income per share differs from Distributions to Shareholders from net investment income primarily due to book/tax differences on treatment of paydown gains and losses, market discounts and market premiums.
(d)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(e)	Not Annualized.
(f)	Annualized.

47

SHORT DURATION PORTFOLIO

	Year Ended August 31, 2015	Year Ended August 31, 2014	For the Period November 30, 2012(a) to August 31, 2013
Net Asset Value, Beginning of period	$9.74	$9.74	$9.82

Income from Investment Operations:
Net investment income(b)(c)	0.04	0.03	0.03
Net realized and unrealized gain (loss) on investment transactions	(0.01)	0.02	(0.07)

Total income (loss) from investment operations	0.03	0.05	(0.04)

Less Distributions from:
Investment income(c)	(0.05)	(0.05)	(0.04)

Total Distributions	(0.05)	(0.05)	(0.04)

Net Asset Value, End of period	$9.72	$9.74	$9.74

Total Return(d)	0.34%	0.56%	(0.37	)%(e)
Ratios/Supplemental Data:
Net Assets at the end of period (in thousands)	$34,251	$32,286	$35,596
Ratio to average net assets:
Expenses	0.39%	0.38%	0.37	%(f)
Net investment income	0.37%	0.31%	0.37	%(f)
Portfolio Turnover Rate	206%	157%	229	%(e)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding.
(c)	Net investment income per share differs from Distributions to Shareholders from net investment income primarily due to book/tax differences on treatment of paydown gains and losses, market discounts and market premiums.
(d)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(e)	Not annualized.
(f)	Annualized.

48

Index

1	Summary Sections

1 Ultra-Short Duration Government Portfolio

8 Short Duration Portfolio

15	Important Additional Information

17	Additional Information about the Portfolios’ Investment Objectives and Risks

22	Service Providers

26	Dividends
28	Shareholder Guide

28 How to Buy Investor Shares

32 How to Sell Investor Shares

35 Distribution and Service Fees

35 Restrictions on Excessive Trading Practices

37	Taxation

38	Appendix A Additional Information on Portfolio Risks, Securities and Techniques

46	Appendix B Financial Highlights

Trust For Credit Unions

Prospectus

FOR MORE INFORMATION

Annual/Semi-Annual Report

Additional information about the Portfolios’ investments is available in the Fund’s annual and semi-annual reports to shareholders. In the Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolios’ performance during the last fiscal year.

Statement of Additional Information

Additional information about the Portfolios and their policies is also available in the Portfolios’ Statement of Additional Information. The Statement of Additional Information is incorporated by reference into this Prospectus (is legally considered part of this Prospectus).

The Portfolios’ annual and semi-annual reports, and the Statement of Additional Information, are available free upon request by calling Trust for Credit Unions at 1-800-342-5828 or CFS at 1-800-237-5678. You can also access and download the annual and semi-annual reports, and the Statement of Additional Information, free of charge, at the Portfolios’ website, http://www.trustcu.com.

To obtain other information and for shareholder inquiries:

¢ By telephone:	1-800-DIAL TCU (1-800-342-5828) or 1-800-CFS-5678 (1-800-237-5678)
¢ By mail:

Trust for Credit Unions

c/o BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

                                 or

Callahan Financial Services, Inc.

1001 Connecticut Avenue, N.W. - Suite 1001

Washington, D.C. 20036

¢ On the internet:	SEC EDGAR database – http://www.sec.gov (text-only) CFS – http://www.trustcu.com

You may review and obtain copies of Portfolio documents by visiting the SEC’s Public Reference Room in Washington, D.C. You may also obtain copies of Portfolio documents by sending your request and a duplicating fee to the SEC’s Public Reference Section, Washington, D.C. 20549-1520, or by electronic request to the SEC’s e-mail address at publicinfo@sec.gov. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090. This Prospectus is intended for use by state and federally chartered credit unions that are exempt from federal income taxation.

The Portfolios’ investment company registration number is 811-5407.

Prospectus

Trust for Credit Unions

December 29, 2015

TRUST FOR CREDIT UNIONS

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN A PORTFOLIO IS NOT A CREDIT UNION DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE NATIONAL CREDIT UNION SHARE INSURANCE FUND, THE NATIONAL CREDIT UNION ADMINISTRATION OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN A PORTFOLIO INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

¢	Ultra-Short Duration Government Portfolio TCU Shares (TCUUX)

¢	Short Duration Portfolio TCU Shares (TCUDX)

NOT FDIC-INSURED	May Lose Value	No Bank Guarantee

Summary Section

Ultra-Short Duration Government Portfolio

INVESTMENT OBJECTIVE

The Ultra-Short Duration Government Portfolio seeks to achieve a high level of current income, consistent with low volatility of principal, by investing in obligations authorized under the Federal Credit Union Act.

PORTFOLIO FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold TCU Shares of the Portfolio.

Shareholder Fees
(fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases		None
Maximum Deferred Sales Charge (Load)		None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends		None
Redemption Fees		None
Exchange Fees		None
Maximum Account Fee		None

Annual Portfolio Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment):
Management Fees		0.15%
Other Expenses		0.22%
Administration Fees	0.05%
Other Operating Expenses	0.17%
Total Annual Portfolio Operating Expenses		0.37%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in TCU Shares of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses for TCU

Ultra-Short Duration Government Portfolio continued

Shares of the Portfolio remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$38	$119	$208	$468

PORTFOLIO TURNOVER

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover rate was 196% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

In seeking to achieve its investment objective, the Portfolio will only invest in obligations that are authorized by the Federal Credit Union Act and the rules and regulations thereunder.

Investments: The Portfolio invests exclusively in:

¢

Securities issued or guaranteed as to principal and interest by the U.S. government or by its agencies, instrumentalities or sponsored enterprises (“U.S. Government Securities”) and related custodial receipts

¢	Repurchase agreements related to the securities described above

Under normal circumstances, at least 80% of the net assets (measured at the time of purchase) of the Portfolio will be invested in U.S. Government Securities, including mortgage-related securities representing an interest in or collateralized by other mortgage-related securities and/or in repurchase agreements collateralized by U.S. Government Securities. The Portfolio expects that a substantial portion of its assets will be invested in mortgage-related securities. While there will be fluctuations in the net asset value (“NAV”) of the Portfolio, the Portfolio is expected to have less interest rate risk and asset value fluctuation than funds investing primarily in longer-term mortgage-backed securities paying a fixed rate of interest.

SUMMARY SECTION

Portfolio Duration (under normal interest rate conditions):

The Portfolio’s target duration is that of the BofA Merrill Lynch Six-Month U.S. Treasury Bill Index to the BofA Merrill Lynch One-Year U.S. Treasury Note Index and its maximum duration is that of a Two-Year U.S. Treasury Security (the Portfolio’s duration approximates its price sensitivity to changes in interest rates). Over the past ten years, the duration of the BofA Merrill Lynch Six-Month U.S. Treasury Bill Index, the BofA Merrill Lynch One-Year U.S. Treasury Note Index and a Two-Year U.S. Treasury Security have been approximately 0.483, 0.986, and 1.934 years, respectively.

Expected Approximate Interest Rate Sensitivity: Nine-Month Treasury Bill

Credit Quality: U.S. Government Securities

Benchmarks: BofA Merrill Lynch Six-Month U.S. Treasury Bill Index and BofA Merrill Lynch One-Year U.S. Treasury Note Index

INVESTMENT ADVISER’S INVESTMENT PHILOSOPHY:

Global fixed income markets are constantly evolving and are highly diverse—with myriad sectors, issuers and securities. The Investment Adviser believes that inefficiencies in these complex markets cause bond prices to diverge from their fair value. To capitalize on these inefficiencies and generate consistent risk-adjusted performance, the Investment Adviser believes it is critical to:

¢	Thoughtfully combine diversified sources of return by employing multiple investment strategies
¢	Take a global perspective to uncover relative value opportunities
¢	Employ focused specialist teams to identify short-term mispricings and incorporate long-term views
¢	Emphasize a risk-aware approach as the Investment Adviser views risk management as both an offensive and defensive tool
¢	Build a strong team of skilled investors who excel on behalf of our clients

PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIO

¢

Call Risk—The risk that an issuer will exercise its right to pay principal on an obligation held by the Portfolio (such as a mortgage-backed security) earlier than expected. This may happen when there is a decline in interest rates. Under these circumstances, the Portfolio may be unable to recoup all of its initial investment and will also suffer from having to reinvest in lower yielding securities.

Ultra-Short Duration Government Portfolio continued

¢	Counterparty Risk—The risk that the other party to a transaction will not fulfill its contractual obligations.
¢

Credit/Default Risk—The risk that an issuer or guarantor of fixed income securities held by the Portfolio may default on its obligation to pay interest and repay principal or default on any other obligation. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Portfolio’s liquidity and cause significant NAV deterioration.

¢

Extension Risk—The risk that an issuer will exercise its right to pay principal on an obligation held by the Portfolio (such as a mortgage-backed security) later than expected. This may happen when there is a rise in interest rates. Under these circumstances, the value of the obligation will decrease, and the Portfolio will also suffer from the inability to invest in higher yielding securities.

¢

Interest Rate Risk—The risk that when interest rates rise, fixed income securities held by the Portfolio will generally decline in value. Long-term fixed income securities will normally have more price volatility because of this risk than short-term fixed income securities.

¢

Large Shareholder Purchase and Redemption Risk—The risk that the Portfolio may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Portfolio. Such large shareholder redemptions may cause the Portfolio to sell its securities at times when it would not otherwise do so, which may negatively impact the Portfolio’s NAV and liquidity. Similarly, large share purchases may adversely affect the Portfolio’s performance to the extent that the Portfolio is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. In addition, a large redemption could result in the Portfolio’s current expenses being allocated over a smaller asset base, leading to an increase in the Portfolio’s expense ratio.

¢

Liquidity Risk—The risk that the Portfolio may make investments that may be illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that the Portfolio will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, the Portfolio may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.

¢	Management Risk—The risk that a strategy used by the Portfolio’s investment adviser may fail to produce the intended results.

SUMMARY SECTION

¢

Market Risk—The risk that the value of the securities in which the Portfolio invests may go up or down in response to the prospects of individual companies, particular industry sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Price changes may be temporary or last for extended periods. The Portfolio’s investments may be overweighted from time to time in one or more industry sectors or countries, which will increase the Portfolio’s exposure to risk of loss from adverse developments affecting those sectors or countries.

¢

Mortgage-Backed Securities Risk—Mortgage-related securities are subject to certain additional risks, including “extension risk” (i.e., in periods of rising interest rates, issuers may pay principal later than expected) and “prepayment risk” (i.e., in periods of declining interest rates, issuers may pay principal more quickly than expected, causing the Portfolio to reinvest proceeds at lower prevailing interest rates).

¢	Portfolio Turnover Rate Risk—A high rate of portfolio turnover (100% or more) involves correspondingly greater expenses which must be borne by the Portfolio and its shareholders.
¢

U.S. Government Securities Risk—The U.S. government may not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. Certain U.S. Government Securities including securities issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and Federal Home Loan Banks are neither issued nor guaranteed by the United States Treasury and, therefore, are not backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. Government Securities held by the Portfolio may greatly exceed their current resources, including their legal right to support from the U.S. Treasury. It is possible that issuers of U.S. Government Securities will not have the funds to meet their payment obligations in the future. Fannie Mae and Freddie Mac have been operating under conservatorship, with the Federal Housing Finance Administration (“FHFA”) acting as their conservator, since September 2008. The entities are dependent upon the continued support of the U.S. Department of the Treasury and FHFA in order to continue their business operations. These factors, among others, could affect the future status and role of Fannie Mae and Freddie Mac and the value of their securities and the securities which they guarantee. Additionally, the U.S. government and its agencies and instrumentalities do not guarantee the market values of their securities, which may fluctuate.

As with any mutual fund, it is possible to lose money on an investment in the Portfolio. An investment in the Portfolio is not a deposit of any credit union and is not insured or guaranteed by the National Credit Union Share Insurance Fund, the National Credit Union Administration (the “NCUA”) or any other governmental agency.

Ultra-Short Duration Government Portfolio continued

PERFORMANCE

The bar chart and table below provide an indication of the risks of investing in the Portfolio by showing: (a) changes in the performance of TCU Shares of the Portfolio from year to year for the last ten calendar years; and (b) the average annual total returns of TCU Shares of the Portfolio for the 1-year, 5-year, 10-year and since inception periods and how such returns compare to those of broad-based securities market indices.* The Portfolio’s past performance is not necessarily an indication of how it will perform in the future. Updated performance information is available and may be obtained on the Fund’s website at www.trustcu.com and/or by calling 1-800-342-5828 or 1-800-237-5678.

*	Prior to October 1, 2012, the Portfolio offered only one class of shares, which have been redesignated as TCU Shares.

TOTAL RETURN	CALENDAR YEAR

The total return for the 9-month period ended September 30, 2015 was 0.09%. Best Quarter : Q4 ‘08 1.75% Worst Quarter Q2 ‘13 (0.21)%

SUMMARY SECTION

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2014	1 Year	5 Years	10 Years	Life of Portfolio
Ultra-Short Duration Government Portfolio (Inception 7/10/91)	0.26%	0.42%	2.17%	3.04%
BofA Merrill Lynch Six-Month U.S. Treasury Bill Index (reflects no deduction for fees or expenses)	0.12%	0.22%	1.86%	3.28%[1]
BofA Merrill Lynch One-Year U.S. Treasury Note Index (reflects no deduction for fees or expenses)	0.18%	0.41%	2.00%	3.58%[1]
Barclays Capital Mutual Fund Short (1-2 Yr) Government Index (reflects no deduction for fees or expenses)	0.40%	0.76%	2.36%	3.85%[2]

[1]	Since August 1, 1991.
[2]	Since November 1, 1992.

INVESTMENT ADVISER

Goldman Sachs Asset Management, L.P.

PORTFOLIO MANAGERS

James P. McCarthy, Managing Director, Co-Head of Global Liquidity Management, has managed the Portfolio since 1995; Dave Fishman, Managing Director, Co-Head of Global Liquidity Management, has managed the Portfolio since 2008.

ADDITIONAL INFORMATION

For important information about the purchase and sale of Portfolio shares, tax information and payments to broker-dealers and other financial intermediaries, please turn to “Important Additional Information” on page 15 of this Prospectus.

Short Duration Portfolio

INVESTMENT OBJECTIVE

The Short Duration Portfolio seeks to achieve a high level of current income, consistent with relatively low volatility of principal, by investing in obligations authorized under the Federal Credit Union Act.

PORTFOLIO FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold TCU Shares of the Portfolio.

Shareholder Fees
(fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases		None
Maximum Deferred Sales Charge (Load)		None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends		None
Redemption Fees		None
Exchange Fees		None
Maximum Account Fee		None

Annual Portfolio Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment):
Management Fees		0.15%
Other Expenses		0.21%
Administration Fees	0.05%
Other Operating Expenses	0.16%
Total Annual Portfolio Operating Expenses		0.36%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in TCU Shares of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses for TCU Shares of the Portfolio remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$37	$116	$202	$456

SUMMARY SECTION

PORTFOLIO TURNOVER

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover rate was 206% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

In seeking to achieve its investment objective, the Portfolio will only invest in obligations that are authorized by the Federal Credit Union Act and the rules and regulations thereunder.

During normal market conditions, the Portfolio intends to invest a substantial portion of its assets in mortgage-related securities that are securities issued or guaranteed as to the principal and interest by the U.S. government or by its agencies, instrumentalities or sponsored enterprises (“U.S. Government Securities”). Mortgage-related securities held by the Portfolio may include both adjustable rate and fixed rate mortgage pass-through securities, collateralized mortgage obligations and other multiclass mortgage-related securities, as well as other securities that are collateralized by or represent direct or indirect interests in mortgage-related securities or mortgage loans.

The Portfolio may also invest in:

¢	Other U.S. Government Securities and related custodial receipts
¢	Repurchase agreements related to the securities described above
¢

Short-term obligations that are permitted investments for money market portfolios, such as U.S. Government Securities and related custodial receipts, and U.S. dollar-denominated obligations issued or guaranteed by U.S. banks with total assets exceeding $1 billion (including obligations issued by foreign branches of such banks), but only to the extent permitted under the Federal Credit Union Act and the rules and regulations thereunder

The Portfolio will attempt, through the purchase of securities with short or negative durations, to limit the effect of interest rate fluctuations on the Portfolio’s NAV.

Portfolio Duration (under normal interest rate conditions):

The Portfolio’s target duration is equal to that of the BofA Merrill Lynch Two-Year U.S. Treasury Note Index and its maximum duration is that of a Three-Year U.S. Treasury Security (the Portfolio’s duration approximates its price sensitivity to

Short Duration Portfolio continued

changes in interest rates). Over the past ten years, the duration of the BofA Merrill Lynch Two-Year U.S. Treasury Note Index and a Three-Year U.S. Treasury Security have been approximately 1.934 and 2.840, respectively.

Expected Approximate Interest Rate Sensitivity: Two-Year U.S. Treasury Note

Credit Quality: U.S. Government Securities

Benchmark: The BofA Merrill Lynch Two-Year U.S. Treasury Note Index

INVESTMENT ADVISER’S INVESTMENT PHILOSOPHY:

Global fixed income markets are constantly evolving and are highly diverse—with myriad sectors, issuers and securities. The Investment Adviser believes that inefficiencies in these complex markets cause bond prices to diverge from their fair value. To capitalize on these inefficiencies and generate consistent risk-adjusted performance, the Investment Adviser believes it is critical to:

¢	Thoughtfully combine diversified sources of return by employing multiple investment strategies
¢	Take a global perspective to uncover relative value opportunities
¢	Employ focused specialist teams to identify short-term mispricings and incorporate long-term views
¢	Emphasize a risk-aware approach as the Investment Adviser views risk management as both an offensive and defensive tool
¢	Build a strong team of skilled investors who excel on behalf of our clients

PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIO

¢

Call Risk—The risk that an issuer will exercise its right to pay principal on an obligation held by the Portfolio (such as a mortgage-backed security) earlier than expected. This may happen when there is a decline in interest rates. Under these circumstances, the Portfolio may be unable to recoup all of its initial investment and will also suffer from having to reinvest in lower yielding securities.

¢	Counterparty Risk—The risk that the other party to a transaction will not fulfill its contractual obligations.
¢

Credit/Default Risk—The risk that an issuer or guarantor of fixed income securities held by the Portfolio may default on its obligation to pay interest and repay principal or default on any other obligation. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Portfolio’s liquidity and cause significant NAV deterioration.

SUMMARY SECTION

¢

Extension Risk—The risk that an issuer will exercise its right to pay principal on an obligation held by the Portfolio (such as a mortgage-backed security) later than expected. This may happen when there is a rise in interest rates. Under these circumstances, the value of the obligation will decrease, and the Portfolio will also suffer from the inability to invest in higher yielding securities.

¢

Interest Rate Risk—The risk that when interest rates rise, fixed income securities held by the Portfolio will generally decline in value. Long-term fixed income securities will normally have more price volatility because of this risk than short-term fixed income securities.

¢

Large Shareholder Purchase and Redemption Risk—The risk that the Portfolio may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Portfolio. Such large shareholder redemptions may cause the Portfolio to sell its securities at times when it would not otherwise do so, which may negatively impact the Portfolio’s NAV and liquidity. Similarly, large share purchases may adversely affect the Portfolio’s performance to the extent that the Portfolio is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. In addition, a large redemption could result in the Portfolio’s current expenses being allocated over a smaller asset base, leading to an increase in the Portfolio’s expense ratio.

¢

Liquidity Risk—The risk that the Portfolio may make investments that may be illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Liquidity risk may also refer to the risk that the Portfolio will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, the Portfolio may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.

¢	Management Risk—The risk that a strategy used by the Portfolio’s investment adviser may fail to produce the intended results.
¢

Market Risk—The risk that the value of the securities in which the Portfolio invests may go up or down in response to the prospects of individual companies, particular industry sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Price changes may be temporary or last for extended periods. The Portfolio’s investments may be overweighted from time to time in one or more industry sectors or countries, which will increase the Portfolio’s exposure to risk of loss from adverse developments affecting those sectors or countries.

¢

Mortgage-Backed Securities Risk—Mortgage-related securities are subject to certain additional risks, including “extension risk” (i.e., in periods of rising interest rates, issuers may pay principal later than expected) and “prepayment risk” (i.e., in periods

Short Duration Portfolio continued

of declining interest rates, issuers may pay principal more quickly than expected, causing the Portfolio to reinvest proceeds at lower prevailing interest rates).
¢	Portfolio Turnover Rate Risk—A high rate of portfolio turnover (100% or more) involves correspondingly greater expenses which must be borne by the Portfolio and its shareholders.
¢

U.S. Government Securities Risk—The U.S. government may not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. Certain U.S. Government Securities including securities issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and Federal Home Loan Banks are neither issued nor guaranteed by the United States Treasury and, therefore, are not backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. Government Securities held by the Portfolio may greatly exceed their current resources, including their legal right to support from the U.S. Treasury. It is possible that issuers of U.S. Government Securities will not have the funds to meet their payment obligations in the future. Fannie Mae and Freddie Mac have been operating under conservatorship, with the Federal Housing Finance Administration (“FHFA”) acting as their conservator, since September 2008. The entities are dependent upon the continued support of the U.S. Department of the Treasury and FHFA in order to continue their business operations. These factors, among others, could affect the future status and role of Fannie Mae and Freddie Mac and the value of their securities and the securities which they guarantee. Additionally, the U.S. government and its agencies and instrumentalities do not guarantee the market values of their securities, which may fluctuate.

As with any mutual fund, it is possible to lose money on an investment in the Portfolio. An investment in the Portfolio is not a deposit of any credit union and is not insured or guaranteed by the National Credit Union Share Insurance Fund, NCUA or any other governmental agency.

PERFORMANCE

The bar chart and table below provide an indication of the risks of investing in the Portfolio by showing: (a) changes in the performance of TCU Shares of the Portfolio from year to year for the last ten calendar years; and (b) the average annual total returns of TCU Shares of the Portfolio for the 1-year, 5-year, 10-year and since inception periods and how such returns compare to those of broad-based securities market indices. The Portfolio’s past performance is not necessarily an indication of

SUMMARY SECTION

how it will perform in the future. Updated performance information is available and may be obtained on the Fund’s website at www.trustcu.com and/or by calling 1-800-342-5828 or 1-800-237-5678.

*	Prior to October 1, 2012, the portfolio offered only one class of shares, which have been redesignated as TCU Shares.

TOTAL RETURN*	CALENDAR YEAR

The total return for the 9-month period ended September 30, 2015 was 0.56%. Best Quarter Q3 ‘06 2.13% Worst Quarter Q2 ‘13 (0.37)%

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2014	1 Year	5 Years	10 Years	Life of Portfolio
Short Duration Portfolio (Inception 10/9/92)	0.53%	1.12%	2.46%	3.72%
BofA Merrill Lynch Two-Year U.S. Treasury Note Index (reflects no deduction for fees or expenses)	0.69%	1.00%	2.59%	3.96%[1]
Barclays Capital Mutual Fund Short (1-3 Yr) Government Index (reflects no deduction for fees or expenses)	0.64%	1.09%	2.62%	4.08%[1]

*	During the fiscal year ended August 31, 2004, one of the principal investment strategies of the Portfolio was revised to provide that the Portfolio intends to invest a substantial portion (formerly 80%) of its net assets in mortgage-related securities.
[1]	Since November 1, 1992.

INVESTMENT ADVISER

Goldman Sachs Asset Management, L.P.

PORTFOLIO MANAGERS

James P. McCarthy, Managing Director, Co-Head of Global Liquidity Management, has managed the Portfolio since 1995; Dave Fishman, Managing Director, Co-Head of Global Liquidity Management, has managed the Portfolio since 2008.

Short Duration Portfolio continued

ADDITIONAL INFORMATION

For important information about the purchase and sale of Portfolio shares, tax information and payments to broker-dealers and other financial intermediaries, please turn to “Important Additional Information” on page 15 of this Prospectus.

Important Additional Information

Purchase and Sale of Portfolio Shares

The Portfolios are offered solely to state and federally chartered credit unions.

You may purchase or redeem (sell) TCU Shares of a Portfolio as follows:

By Fax:	1-508-599-7803
By Writing:	Trust for Credit Unions c/o BNY Mellon Investment Servicing (US) Inc. 4400 Computer Drive Westborough, MA 01581
By Telephone:	1-800-342-5828 (9:00 a.m. to 5:00 p.m. New York time)

There is no minimum for initial or subsequent investments, nor are minimum balances required. Purchases of TCU Shares of a Portfolio may be made only by Federal Reserve wire on any business day, which is any day on which TCU Shares of the Portfolio are priced. Federal Reserve wires should be sent as early as possible, but must be received in proper form before the end of the business day for a purchase order to be effective that day.

You may sell (redeem) some or all of your TCU Shares. Generally, the Portfolios will redeem your TCU Shares without charge upon request on any business day at their next determined NAV after receipt of such request in proper form. Redemptions may be requested in writing, by fax or by telephone.

You should be aware that if you redeem all of your TCU Shares of a Portfolio, you will no longer be eligible to purchase TCU Shares of that Portfolio. Shareholders who have redeemed all of their TCU Shares of a Portfolio may purchase Investor Shares, another share class offered by the Portfolios. Please see the Trust’s Investor Shares prospectus for more information.

TAX INFORMATION

The Portfolios intend to make distributions that may be taxed as ordinary income or capital gains. However, if state and federally chartered credit unions meet all requirements of Section 501(c)(14)(A) of the Internal Revenue Code of 1986, as amended (the “Code”), and all rules and regulations thereunder, they will be exempt from federal income taxation on any income, dividends or capital gains realized as the result of purchasing, holding, exchanging or redeeming shares of the Portfolios.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase TCU Shares of a Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Portfolio and its related companies may pay the intermediary for the sale of a Portfolio’s TCU Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend such Portfolio over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Additional Information About The Portfolios’ Investment Objectives and Risks

The Ultra-Short Duration Government Portfolio and Short Duration Portfolio are portfolios (“Portfolios”) of Trust for Credit Unions (the “Trust” or “Fund”), an open-end, management investment company (commonly known as a mutual fund). The investment objective of each Portfolio as stated in this Prospectus is fundamental and may be changed only with the approval of the holders of a majority of the outstanding shares of the affected Portfolio as described in the Statement of Additional Information (“SAI”).

THE FUND’S FIXED INCOME INVESTMENT PHILOSOPHY

The Ultra-Short Duration Government Portfolio and the Short Duration Portfolio are managed to seek high levels of current income, consistent with low volatility of principal.

Active Management Within a Risk-Managed Framework

Global fixed income markets are constantly evolving and are highly diverse—with myriad sectors, issuers and securities. The Investment Adviser believes that inefficiencies in these complex markets cause bond prices to diverge from their fair value. To capitalize on these inefficiencies and generate consistent risk-adjusted performance, the Investment Adviser believes it is critical to:

¢	Thoughtfully combine diversified sources of return by employing multiple investment strategies
¢	Take a global perspective to uncover relative value opportunities
¢	Employ focused specialist teams to identify short-term mispricings and incorporate long-term views
¢	Emphasize a risk-aware approach as the Investment Adviser views risk management as both an offensive and defensive tool
¢	Build a strong team of skilled investors who excel on behalf of our clients

The Investment Adviser employs a team approach that emphasizes risk management and capitalizes on Goldman Sachs & Co.’s (“Goldman Sachs”) extensive research capabilities.

INVESTMENT PROCESS

The Investment Adviser follows a disciplined, multi-step process to evaluate potential mortgage-related investments by assessing:

1.  Sector Allocation—The Investment Adviser assesses the relative value between different fixed income sectors, including the different subsectors of the mortgage market, to create investment strategies that meet each Portfolio’s objective.

2.  Security Selection Strategies—The Investment Adviser covers each sector of the fixed income market, including mortgage-related securities, with a team of seasoned specialists to identify attractive securities within each sector.

3.  Yield Curve Strategies—The Investment Adviser adjusts the term structure of the Portfolios based on its expectations of changes in the shape of the yield curve while closely controlling the overall duration of the Portfolios.

As noted in the Portfolios’ respective Summary Sections, each of the Portfolios has a target duration. A Portfolio’s duration approximates its price sensitivity to changes in interest rates including expected cash flow and mortgage prepayments. Maturity measures the time until final payment is due; it takes no account of the pattern of a security’s cash flows over time. In computing portfolio duration, a Portfolio will estimate the duration of obligations that are subject to prepayment or redemption by the issuer, taking into account the influence of interest rates on prepayments and coupon flows. This method of computing duration is known as “option-adjusted” duration. The Portfolios have no restrictions as to the minimum or maximum maturity of any particular security held by them but intend to maintain the maximum durations noted under “Principal Investment Strategies” in each Portfolio’s Summary Section. There can be no assurance that the Investment Adviser’s estimation of duration will be accurate or that the duration of a Portfolio will always remain within the Portfolio’s maximum target duration.

The Investment Adviser de-emphasizes interest rate predictions as a means of generating incremental return. Instead, the Investment Adviser seeks to add value through the selection of particular securities and investment sector allocation as described above.

In addition, the Investment Adviser employs quantitative models to supplement the investment process. Among the quantitative tools used in the Portfolios’ investment process are:

¢	Option-adjusted analytics to evaluate relative attractiveness between different securities within the mortgage markets and to reevaluate investments as market conditions change; and
¢	Analytics to estimate mortgage prepayments and cash flows under different interest rate scenarios.

Other Investment Practices and Securities

The table below identifies some of the investment techniques that may (but are not required to) be used by the Portfolios in seeking to achieve their investment objectives. Each investment practice and technique is permitted by the Investment Company Act of 1940 (the “1940 Act”) and its regulations but will be utilized only to the extent permitted by NCUA Rules and Regulations. The table also highlights the differences among the Portfolios in their use of these techniques and other investment practices and investment securities. Numbers in this table show allowable usage only; for actual usage, consult the Portfolios’ annual/semi-annual reports. For more information, see Appendix A. The Fund publishes on its website (www.trustcu.com) month-end selected portfolio holdings information for the Portfolios, including but not limited to duration and sector allocation, subject to at least a ten calendar-day lag between the date of the information and the date on which the information is disclosed. This information will be available on the website until the date on which the Fund files its next quarterly portfolio holdings report on Form N-CSR or Form N-Q with the SEC. A description of the Fund’s policies and procedures with respect to the disclosure of the Portfolios’ portfolio securities is available in the Fund’s SAI, which is available on the Fund’s website at www.trustcu.com.

• —	No specific percentage limitation on usage; limited only by the objectives and strategies of the Portfolio Not permitted	Ultra-Short Duration Government Portfolio	Short Duration Portfolio
Investment Practices

Investment Company Securities		—	•[1]

Mortgage Dollar Rolls		•	•

Repurchase Agreements		•	•

Securities Lending		•[2]	•[2]

When-Issued Securities		•	•

Investment Securities

Bank Obligations[3]		•	•

Custodial Receipts		•	•

U.S. Government Securities		•	•

Inverse Floating Rate Securities		•	•

Federal Funds[4]		•	•

Mortgage-Related Securities

Adjustable Rate Mortgage Loans		•	•

Fixed Rate Mortgage Loans		•	•

Collateralized Mortgage Obligations		•	•

Government Mortgage-Related Securities		•	•

Multiple Class Mortgage-Related Securities		•	•

[1]

The Short Duration Portfolio may invest up to 10% of its total assets in the securities of other investment companies with policies limiting their investments to those authorized for federally chartered credit unions.

[2]	With respect to no more than 5% of net assets.
[3]

The Portfolios may invest in U.S. dollar-denominated obligations issued or guaranteed by U.S. banks with total assets exceeding $1 billion (including obligations issued by foreign branches of such banks).

[4]	The Portfolios may make unsecured loans of federal funds to U.S. banks with total assets exceeding $1 billion (including obligations issued by foreign branches of such banks).

Additional Information Regarding Principal Risks of the Portfolios

Loss of money is a risk of investing in each Portfolio. An investment in a Portfolio is not a deposit of any credit union and is not insured or guaranteed by the National Credit Union Share Insurance Fund, the NCUA or any other governmental agency. The NAVs of the Portfolios will fluctuate, and may decline for extended periods, as a result of various factors, including, but not limited to, market and interest rate conditions and the amount of the distributions paid by the Portfolios. There is no assurance that the NAV of a Portfolio will return to its prior levels after a decline. Neither of the Portfolios should be relied upon as a complete investment program. There can be no assurance that a Portfolio will achieve its investment objective. More information about the portfolio securities and investment techniques of the Portfolios, and their associated risks, is provided in Appendix A. You should consider the investment risks discussed in each Portfolio’s Summary Section and in Appendix A. Both are important to your investment choice.

Service Providers

INVESTMENT ADVISER

Goldman Sachs Asset Management, L.P. (“GSAM” or the “Investment Adviser”), 200 West Street, New York, N.Y. 10282, serves as the Fund’s investment adviser. GSAM has been registered as an investment adviser with the SEC since 1990 and is an affiliate of Goldman Sachs. As of September 30, 2015, GSAM, including its investment advisory affiliates, had assets under supervision of $1,028 billion, including approximately $492 billion in fixed income assets. Assets under supervision includes assets under management and other client assets for which Goldman Sachs does not have full discretion.

The Investment Adviser provides day-to-day advice regarding the Portfolios’ transactions. The Investment Adviser also continually manages each Portfolio, including the purchase, retention and disposition of securities and other assets.

MANAGEMENT FEES

As compensation for its services and its assumption of certain expenses, the Investment Adviser is entitled to the following fees, computed daily and payable monthly, at the annual rates listed below (as a percentage of each Portfolio’s average daily net assets):

Portfolio(s)	Contractual Rate		Actual Rate For the Fiscal Year Ended August 31, 2015
Ultra-Short Duration Government	0.18% on first
and Short Duration	$250 million,
0.16% on next
$250 million,
	0.14% on remainder	*	0.15%

*	Contractual rate is based on the aggregate average net assets of the Ultra-Short Duration Government and Short Duration Portfolios. Fees are charged on a pro rata basis between the Portfolios.

A discussion regarding the basis for the Board of Trustees’ approval of the Fund’s investment advisory agreement with GSAM is available in the Portfolios’ annual report for the fiscal year ended August 31, 2015.

SERVICE PROVIDERS

ADMINISTRATOR AND BNY MELLON INVESTMENT SERVICING (US) INC.

Callahan Credit Union Financial Services, LLLP (“CUFSLP”), a Delaware limited liability limited partnership in which 37 credit unions are limited partners, acts as the Administrator of the Portfolios. CUFSLP’s address is 1001 Connecticut Avenue NW, Suite 1001, Washington, D.C. 20036. In this capacity, CUFSLP periodically reviews the performance of the Investment Adviser, the transfer agent, the distributor and the custodian of the Portfolios; provides facilities, equipment and personnel to serve the needs of investors; develops and monitors investor programs for credit unions; provides assistance in connection with the processing of share purchase and redemption orders as reasonably requested by the transfer agent or the Portfolios; handles shareholder problems and calls relating to administrative matters; provides advice and assistance concerning the regulatory requirements applicable to credit unions that invest in the Portfolios; and provides other administrative services to the Portfolios.

The administration fee payable to CUFSLP is shown under “Portfolio Fees and Expenses” in each Portfolio’s Summary Section.

BNY Mellon Investment Servicing (US) Inc. (“BNYIS”), 301 Bellevue Parkway, Wilmington, Delaware 19809, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, provides certain administrative, fund accounting and regulatory administration services to the Portfolios. BNYIS also serves as the Portfolios’ transfer agent and, as such, performs various shareholder servicing functions.

DISTRIBUTOR

Callahan Financial Services, Inc. (“CFS” or the “Distributor”), 1001 Connecticut Avenue, N.W., Suite 1001, Washington, D.C. 20036-5504, a Delaware corporation, serves as the distributor of shares of the Portfolios. CFS, a registered broker-dealer under the Securities Exchange Act of 1934, is an affiliate of Callahan & Associates, Inc., a corporation organized under the laws of the District of Columbia, founded in 1985.

PORTFOLIO MANAGERS

The portfolio managers for the Portfolios are:

Name and Title	Years Primarily Responsible	Five Year Employment History
James P. McCarthy Managing Director Co-Head Global Liquidity Management	Since 1995	Mr. McCarthy joined the Investment Adviser in 1995.
Dave Fishman Managing Director Co-Head Global Liquidity Management	Since 2008	Mr. Fishman joined the Investment Adviser in 1997.

The SAI provides further information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of shares of the Portfolios.

ACTIVITIES OF GOLDMAN SACHS AND ITS AFFILIATES AND OTHER ACCOUNTS MANAGED BY GOLDMAN SACHS

The involvement of the Investment Adviser, Goldman Sachs and their affiliates in the management of, or their interest in, other accounts and other activities of Goldman Sachs may present conflicts of interest with respect to the Portfolios or limit the Portfolios’ investment activities. Goldman Sachs is a worldwide, full service investment banking, broker dealer, asset management and financial services organization and a major participant in global financial markets that provides a wide range of financial services to a substantial and diversified client base that includes corporations, financial institutions, governments and high-net-worth individuals. As such, it acts as an investor, investment banker, research provider, investment manager, financier, adviser, market maker, trader, prime broker, lender, agent and principal. In those and other capacities, Goldman Sachs advises clients in all markets and transactions and purchases, sells, holds and recommends a broad array of investments, including securities, derivatives, loans, commodities, currencies, credit default swaps, indices, baskets and other financial instruments and products for its own account or for the accounts of its customers, and has other direct and indirect interests in the global fixed income, currency, commodity, equities, bank loans and other markets in which the Portfolios and other clients may directly and indirectly invest. Thus, it is likely that the Portfolios will have multiple business relationships with and will invest in, engage in transactions with, make voting decisions with respect to, or obtain services from entities for which Goldman Sachs performs or seeks to perform investment banking or other services. The Investment Adviser is the manager of the Portfolios. The Investment Adviser earns fees from this relationship with the Portfolios. Although these fees are based on asset levels, the fees are not directly contingent on Portfolio perform-

SERVICE PROVIDERS

ance, and Goldman Sachs would still receive significant compensation from the Portfolios even if shareholders lose money. Goldman Sachs and its affiliates engage in proprietary trading and advise accounts and funds which have investment objectives similar to those of the Portfolios and/or which engage in and compete for transactions in the same types of securities, currencies and instruments as the Portfolios. Goldman Sachs and its affiliates will not have any obligation to make available any information regarding their proprietary activities or strategies, or the activities or strategies used for other accounts managed by them, for the benefit of the management of the Portfolios. The results of the Portfolios’ investment activities, therefore, may differ from those of Goldman Sachs, its affiliates and other accounts managed by Goldman Sachs, and it is possible that the Portfolios could sustain losses during periods in which Goldman Sachs and its affiliates and other accounts achieve significant profits on their trading for proprietary or other accounts. In addition, the Portfolios may, from time to time, enter into transactions in which Goldman Sachs or its other clients have an adverse interest. For example, a Portfolio may take a long position in a security at the same time that Goldman Sachs or other accounts managed by the Investment Adviser take a short position in the same security (or vice versa). These and other transactions undertaken by Goldman Sachs, its affiliates or Goldman Sachs-advised clients may, individually or in the aggregate, adversely impact the Portfolios. Transactions by one or more Goldman Sachs-advised clients or the Investment Adviser may have the effect of diluting or otherwise disadvantaging the values, prices or investment strategies of the Portfolios. The Portfolios’ activities may be limited because of regulatory restrictions applicable to Goldman Sachs and its affiliates, and/or their internal policies designed to comply with such restrictions. As a global financial services firm, Goldman Sachs also provides a wide range of investment banking and financial services to issuers of securities and investors in securities. Goldman Sachs, its affiliates and others associated with it may create markets or specialize in, have positions in and effect transactions in, securities of issuers held by the Portfolios, and may also perform or seek to perform investment banking and financial services for those issuers. Goldman Sachs and its affiliates may have business relationships with and purchase or distribute or sell services or products from or to, distributors, consultants or others who recommend the Portfolios or who engage in transactions with or for the Portfolios. For more information about conflicts of interest, see the SAI.

Dividends

Over the course of the fiscal year, dividends accrued and paid will constitute all or substantially all of the Portfolios’ net investment income (determined on a tax basis). The Portfolios intend that all net realized long-term and short-term capital gains (after taking into account any available capital loss carryovers) will be declared and paid as a dividend at least annually.

You may choose to have dividends paid in:

¢	Cash
¢	Additional TCU Shares of the same Portfolio

You may indicate your election on your Account Information Form. Any changes may be submitted in writing to BNYIS or CFS at any time before the record date for a particular dividend or distribution. (If you do not indicate any choice, your dividends and distributions will be reinvested automatically in TCU Shares of the applicable Portfolio.) The election with respect to a Portfolio’s capital gains dividends, both short-term and long-term, may differ from such election with respect to such Portfolio’s monthly net investment income dividends.

The election to reinvest dividends and distributions in additional shares will not affect the tax treatment of such dividends and distributions, which will be treated as received by you and then used to purchase the shares. At the time of your purchase of TCU Shares of either of the Portfolios, a portion of the per share NAV may be represented by undistributed income of the Portfolio or unrealized appreciation of the securities held by the Portfolio.

Dividends from net investment income and distributions from capital gains are declared and paid as follows:

	Investment Income Dividends		Capital Gains Distributions
Portfolio	Declared	Paid	Declared and Paid
Ultra-Short Duration Government	Daily	Monthly	Annually
Short Duration	Daily	Monthly	Annually

Pursuant to the provisions of the Code, each Portfolio intends to distribute substantially all of its net investment company taxable income each year. The amount of these income distributions to shareholders, which are calculated in accordance with relevant tax requirements, can often differ from the amount of a Portfolio’s net investment income for financial reporting purposes, which is calculated in accordance with generally accepted accounting principles.

From time to time, a portion of the Portfolios’ dividends may constitute a return of capital.

Shareholder Guide

The Fund is offered solely to state and federally chartered credit unions. TCU Shares of each of the Portfolios are designed to qualify as eligible investments for federally chartered credit unions pursuant to Sections 107(7), 107(8) and 107(15) of the Federal Credit Union Act, Part 703 of the NCUA Rules and Regulations and NCUA Letter Number 155. TCU Shares of the Fund, however, may or may not qualify as eligible investments for particular state chartered credit unions. The Fund encourages each state chartered credit union to consult qualified legal counsel concerning whether the Portfolios are permissible investments under the laws applicable to it.

The Fund intends to review changes in the applicable laws, rules and regulations governing eligible investments for federally chartered credit unions, and to take such action as may be necessary so that the investments in the Fund qualify as eligible investments under the Federal Credit Union Act and the regulations thereunder.

The following section will provide you with answers to some of the most often asked questions regarding buying and selling TCU Shares of the Portfolios. For more information about online access, please call 1-800-342-5828.

Purchases of TCU Shares of the Portfolios may be made only by Federal Reserve wire. There is no minimum for initial or subsequent investments nor are minimum balances required.

HOW TO BUY TCU SHARES

Ultra-Short Duration Government Portfolio and Short Duration Portfolio

You may purchase TCU Shares of each of the Portfolios on any business day, which is any day on which TCU shares of the Portfolios are priced, as described below in “How Are TCU Shares Priced?,” at their NAV next determined after receipt of an order by wiring federal funds to BNY. You may place a purchase order by fax, in writing, or by telephone.

By Fax:	1-508-599-7803
By Writing:	Trust for Credit Unions c/o BNY Mellon Investment Servicing (US) Inc. 4400 Computer Drive Westborough, MA 01581
By Telephone:	1-800-342-5828 (9:00 a.m. to 5:00 p.m. New York time)

SHAREHOLDER GUIDE

Dividends will begin to accrue as follows:

¢

If a purchase order is received by BNYIS by 4:00 p.m. New York time on a business day, TCU Shares will be issued and dividends will begin to accrue on the purchased TCU Shares on the next business day, provided that BNY receives the federal funds with respect to such order by such next business day.

¢

If a purchase order is received by BNYIS after 4:00 p.m. New York time, TCU Shares will be issued and dividends will begin to accrue on the purchased TCU Shares on the second business day thereafter, provided that BNY receives the federal funds with respect to such order by such second business day.

Federal Reserve wires should be sent as early as possible, but must be received before the end of the applicable business day for a purchase order to be effective.

What Else Should I Know About Share Purchases?

The following generally applies to purchases of TCU Shares:

¢

For your initial purchase of TCU Shares of the Portfolios, you should promptly complete an Account Information Form, and mail it to Trust for Credit Unions, c/o BNY Mellon Investment Servicing (US) Inc., 4400 Computer Drive, Westborough, MA 01581 or Callahan Financial Services, Inc., 1001 Connecticut Avenue, N.W., Suite 1001, Washington, D.C. 20036. You may not redeem TCU Shares prior to the Fund’s receipt of such Account Information Form.

¢

GSAM and/or CFS may from time to time, at their own expense, provide compensation to certain dealers whose customers purchase significant amounts of TCU Shares of the Portfolios. The amount of such compensation may be made on a one-time and/or periodic basis and, in the case of GSAM, may be up to 20% of the annual fees that are earned by GSAM as Investment Adviser to the Portfolios (after adjustments) and are attributable to TCU Shares held by such customers. Such compensation does not represent an additional expense to the Portfolios or their shareholders, since it will be paid from the assets of GSAM, its affiliates or CFS.

The Portfolios and the Distributor reserve the right to:

¢	Reject or restrict any purchase or exchange orders by a particular purchaser (or group of related purchasers) for any reason in their discretion.

Customer Identification Program.

Federal law requires the Portfolios to obtain, verify and record identifying information, which may include the name, business street address, taxpayer identification number or other identifying information, for certain investors who open an account with the Portfolios. Applications without the required information, or (where applicable) without an indication that a taxpayer identification number has been applied for, may not be accepted by the Portfolios. After accepting an application, to the extent permitted by applicable law or their customer identification program, the Portfolios reserve the right to (i) place limits on transactions in any account until the identity of the investor is verified; (ii) refuse an investment in the Portfolios; or (iii) involuntarily redeem an investor’s shares and close an account in the event that the Portfolios are unable to verify an investor’s identity. The Portfolios and their agents will not be responsible for any loss in an investor’s account resulting from the investor’s delay in providing all required identifying information or from closing an account and redeeming an investor’s shares pursuant to the customer identification program.

How Are TCU Shares Priced?

The price you pay or receive when you buy, sell or exchange TCU Shares is a Portfolio’s next-determined NAV for TCU Shares. The Fund calculates NAV for TCU Shares as follows:

NAV =	(Value of Assets of the Portfolio Attributable to TCU Shares) – (Liabilities of the Portfolio Attributable to TCU Shares)
Number of Outstanding TCU Shares of the Portfolio

The investments of the Portfolios are valued based on market quotations, which may be furnished by a pricing service or provided by securities dealers. If accurate quotations are not readily available, the fair value of the Portfolios’ investments may be determined based on yield equivalents, a pricing matrix or other sources, under valuation procedures established by the Portfolios’ Board of Trustees. Debt obligations with a remaining maturity of 60 days or less are valued at amortized cost.

¢

NAV per share for TCU Shares is calculated by the accounting agent on each business day as of the close of regular trading on the NYSE (normally 4:00 p.m. New York time) or such later time as the NYSE or NASDAQ market may officially close. This occurs after the determination, if any, of the income to be declared as a dividend. Shares will normally not be priced on any day the NYSE is closed.

¢	When you buy TCU Shares, you pay the NAV next calculated after the Portfolios receive your order in proper form.
¢	When you sell TCU Shares, you receive the NAV next calculated after the Portfolios receive your order in proper form.
¢	NAV per share will fluctuate as the values of portfolio securities change in response to changing market rates of interest, principal prepayments, yield spreads and other factors.

An order to buy TCU Shares of the Portfolios is in proper form if it includes the name of the Portfolio, the dollar amount or number of TCU Shares you want to buy, and a completed Account Information Form (initial purchases). An order to sell TCU Shares

SHAREHOLDER GUIDE

of the Portfolios is in proper form if it contains your name(s) and signature(s) (and any required signature guarantees as described below under “How to Sell TCU Shares—What Else Do I Need To Know About Redemptions”), your account number, the name of the Portfolio, the dollar amount or number of shares you want to sell, instructions on how and where to send the proceeds, and any supporting legal documentation that may be required.

General Valuation Policies

¢

On any business day when the Bond Market Association (“BMA”) recommends that the securities markets close early, each Portfolio reserves the right to close at or prior to the BMA recommended closing time. If a Portfolio does so, it will cease granting same business day credit for purchase, redemption and exchange orders received after the Portfolio’s closing time and credit will be given to the next business day.

¢	Each Portfolio reserves the right to advance the time by which purchase, redemption and exchange orders must be received for same business day credit as otherwise permitted by the SEC.
¢

The Trust reserves the right to reprocess purchase, redemption and exchange transactions that were processed at a NAV other than a Portfolio’s official closing NAV that is subsequently adjusted, and to recover amounts from (or distribute amounts to) shareholders accordingly based on the official closing NAV.

If an event that affects the value of a security occurs after the publication of market quotations used by the Portfolios to price their securities but before the close of trading on the NYSE, the Fund in its discretion and consistent with applicable regulatory guidance may determine whether to make an adjustment in light of the nature and significance of the event.

Note:  The time at which transactions and TCU Shares are priced and the time by which orders must be received may be changed in case of an emergency or if regular trading on the NYSE is stopped at a time other than 4:00 p.m. New York time. In the event the NYSE does not open for business because of an emergency, as determined by the SEC, the Fund may, but is not required to, open one or more Portfolios for purchase, redemption and exchange transactions if the Federal Reserve wire payment system is open. To learn whether a Portfolio is open for business during an emergency situation, please call 1-800-342-5828 or 1-800-CFS-5678.

HOW TO SELL SHARES

How Can I Sell TCU Shares Of The Portfolios?

You may arrange to take money out of your account by selling (redeeming) some or all of your TCU Shares. Generally, the Portfolios will redeem your TCU Shares without charge upon request on any business day at their next determined NAV after receipt of such request in proper form. Redemptions may be requested in writing, by fax, or by telephone.

Instructions For Redemptions:
By Writing:

¢ Write a letter of instruction that includes:

¢ Your name(s) and signature(s)

¢ Your account number

¢ The Portfolio name

¢ The dollar amount or number of TCU Shares you want to sell

¢ How and where to send the proceeds

¢ Mail the request to:

Trust for Credit Unions

c/o BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

By Telephone:	If you have elected the telephone redemption and exchange privileges on your Account Information Form: ¢ 1-800-342-5828 (9:00 a.m. to 5:00 p.m. New York time)
By Fax:

1-508-599-7803

¢ Write a letter of instruction that includes:

¢ Your name(s) and signature(s)

¢ Your account number

¢ The Portfolio name

¢ The dollar amount or number of TCU Shares you want to sell

Proceeds will be sent to the payment instruction already on file.

What Do I Need To Know About Telephone Redemption Requests?

The Portfolios, the Distributor, the Administrator, the Investment Adviser and the transfer agent will not be liable for any loss you may incur in the event that the Portfolios accept unauthorized telephone redemption requests that the Portfolios reasonably believe to be genuine. In an effort to prevent unauthorized or fraudulent redemption and exchange requests by telephone, BNY employs reasonable procedures specified by the Portfolios to confirm that such instructions are genuine. If reasonable proce-

SHAREHOLDER GUIDE

dures are not employed, a Portfolio may be liable for any loss due to unauthorized or fraudulent transactions. The following general policies are currently in effect:

¢	All telephone requests are recorded.
¢

Proceeds of telephone redemptions will be wired directly to the credit union, corporate credit union or other domestic depository account designated on the Account Information Form unless you provide written instructions signed by an authorized person designated on the Account Information Form indicating another credit union, or other depository accounts.

¢	The telephone redemption option may be modified or terminated at any time.

Note:  It may be difficult to make telephone redemptions in times of drastic economic or market conditions.

How Are Redemption Proceeds Paid?

You may arrange for your redemption proceeds to be wired as federal funds to the credit union, corporate credit union or other domestic depository institution designated on your Account Information Form. Redemption proceeds may not be wired to third parties.

If a redemption request is received by BNYIS by 4:00 p.m. New York time, the proceeds are ordinarily wired on the next business day. TCU Shares to be redeemed earn income with respect to the day the request is received. Also, TCU Shares redeemed on a day immediately preceding a weekend or holiday continue to earn income until the next business day.

What Else Do I Need To Know About Redemptions?

¢

If its authorized signature is guaranteed, a shareholder may change the designated credit union, corporate credit union or other domestic depository account upon written notice to BNYIS. A signature guarantee must be obtained from a bank, brokerage firm or other financial intermediary that is a member of an approved Medallion Guarantee Program or that is otherwise approved by the Trust. A notary public cannot provide a Medallion signature guarantee. Additional documentation regarding any such change or regarding a redemption by any means may be required when deemed appropriate, and the request for such redemption will not be considered to have been received in proper form until such additional documentation has been received.

¢

The right of a shareholder to redeem TCU Shares and the date of payment by a Portfolio may be suspended for more than seven days for any period during which the NYSE is closed, or trading on the NYSE is restricted as determined by the SEC; or during any emergency, as determined by the SEC; or for such other period as the SEC may by order permit for the protection of shareholders of the Portfolio.

¢

TCU Shares may be redeemed by a Portfolio if the Trustees determine in their sole discretion that failure to redeem such TCU Shares may have materially adverse consequences to the shareholders of the Portfolio. Because the Portfolios are offered solely to state and federally chartered credit unions, and to avoid the potential for adverse tax or other consequences to its shareholders, the Portfolios may redeem TCU Shares that are owned at any time by any shareholder that is not a credit union (including a shareholder that was a credit union at the time of purchase but thereafter ceases to be a credit union).

¢

You should be aware that if you redeem all of your TCU Shares of a Portfolio, you will no longer be eligible to purchase TCU Shares of that Portfolio. Shareholders who have redeemed all of their TCU Shares of a Portfolio may purchase Investor Shares, another share class offered by the Portfolios. Please see the Trust’s Investor Shares prospectus for more information.

Can I Exchange My Investment From One Portfolio To Another?

You may exchange TCU Shares of each Portfolio at NAV for TCU Shares of the other Portfolio of the Trust provided that you currently hold TCU Shares of each Portfolio involved in the exchange. The exchange privilege may be materially modified or withdrawn at any time upon 60 days’ written notice to you.

Instructions For Exchanging Shares:
By Writing:

¢ Write a letter of instruction that includes:

¢ Your name(s) and signature(s)

¢ Your account number

¢ The Portfolio name

¢ The dollar amount or number of TCU Shares to be exchanged

¢ Mail the request to:

Trust for Credit Unions

c/o BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

By Telephone:	If you have elected the telephone redemption and exchange privileges on your Account Information Form: ¢ 1-800-342-5828 (9:00 a.m. to 5:00 p.m. New York time)
By Fax:	1-508-599-7803 ¢ Write a letter of instruction that includes: ¢ Your name(s) and signature(s) ¢ Your account number ¢ The Portfolio name ¢ The dollar amount or number of TCU Shares to be exchanged

SHAREHOLDER GUIDE

You should keep in mind the following factors when making or considering an exchange:

¢	You should read the Prospectus before making an exchange.
¢	Exchanges are available only in states where exchanges may be legally made.
¢	It may be difficult to make telephone exchanges in times of drastic economic or market conditions.
¢	BNYIS may use reasonable procedures described under “What Do I Need To Know About Telephone Redemption Requests?” in an effort to prevent unauthorized or fraudulent telephone exchange requests.
¢	Telephone exchanges normally will be made only to an identically registered account.
¢	The Portfolios reserve the right to reject any exchange request.

What Types Of Reports Will I Be Sent Regarding Investments In The Portfolios?

You will receive an annual report containing audited financial statements and a semi-annual report. All shareholders will be provided with an individual monthly statement for each Portfolio showing each transaction for the reported month. Shareholders of the Portfolios will also be provided with a printed confirmation for each transaction in their accounts.

RESTRICTIONS ON EXCESSIVE TRADING PRACTICES

Policies and Procedures on Excessive Trading Practices.  In accordance with the policies and procedures adopted by the Board of Trustees, the Trust does not permit market timing or other excessive trading practices in the Portfolios. Purchases and exchanges by investors in the Portfolios should be made for investment purposes that are consistent with the investment policies and practices of the respective Portfolios. Excessive, short-term (market timing) trading practices may disrupt portfolio management strategies, harm fund performance and negatively impact longer-term shareholders.

The Trust recognizes that the investments held by the Portfolios are less susceptible to market timing and other excessive trading practices than certain other types of portfolios, and may be appropriately used by shareholders for relatively shorter-term investment purposes. Accordingly, the deterrent practices discussed below that will apply to a particular Portfolio will depend, in part, on an assessment of the potential risk that market timing practices and other excessive trading practices pose to that Portfolio. Similarly, the monitoring criteria and frequency, thresholds for review and intervention trigger points set by the Fund acting through its Chief Compliance Officer to identify, monitor and prevent abusive short-term trading will also depend, in part, on such assessment.

The Trust reserves the right to reject or restrict purchase or exchange requests from any investor. The Trust will not be liable for any loss resulting from rejected purchase or exchange orders. To minimize harm to the Trust and its shareholders, the Trust will exercise this right if, in the Trust’s judgment, an investor has a history of excessive trading or if an investor’s trading, in the judgment of the Trust, has been or may be disruptive to a Portfolio. In making this judgment, trades executed in multiple accounts under common ownership or control may be considered together. No waivers of the provisions of the policies and procedures established to detect and deter market timing and other excessive trading activity are permitted that would harm the Trust or its shareholders or would subordinate the interests of the Trust or its shareholders to those of GSAM or any of GSAM’s affiliates.

Taxation

TAXATION OF SHAREHOLDERS

If state and federally chartered credit unions meet all requirements of Section 501(c)(14)(A) of the Code, and all rules and regulations thereunder, they will be exempt from federal income taxation on any income, dividends or capital gains realized as the result of purchasing, holding, exchanging or redeeming shares of the Portfolios.

FEDERAL TAXATION OF THE PORTFOLIOS

The Trust intends that each of its Portfolios will qualify for the special tax treatment afforded to regulated investment companies under Subchapter M of Subtitle A, Chapter 1, of the Code. Each Portfolio is treated as a separate corporation for federal tax purposes and generally must comply with the qualification and other requirements applicable to regulated investment companies, without regard to the Trust’s other Portfolios. If a Portfolio otherwise complies with such provisions, then in any taxable year for which it distributes at least 90% of its investment company taxable income determined for federal income tax purposes (before any deduction for dividends paid), the Portfolio will be relieved of federal income tax on the amounts distributed. The Portfolios intend to distribute to their shareholders substantially all of each Portfolio’s net investment company taxable income and net capital gain.

The Code will impose a 4% excise tax if a Portfolio fails to meet certain requirements with respect to distributions of net ordinary income and capital gain net income. It is not anticipated that this provision will have any material impact on the Portfolios or their shareholders.

If for any taxable year a Portfolio does not qualify as a regulated investment company, all of its taxable income will be taxed to such Portfolio at the appropriate corporate rate without any reduction for distributions made to shareholders.

The foregoing discussion of tax consequences is based on federal tax laws and regulations in effect on the date of this Prospectus, which are subject to change by legislative or administrative action. You should also consult your own tax adviser for information regarding all tax consequences applicable to your investments in the Portfolios.

More information about taxes is included in the SAI.

Appendix A

Additional Information on Portfolio Risks, Securities and Techniques

A. General Portfolio Risks

Risks of Fixed Income Securities.  The Portfolios will be subject to the risks associated with fixed-income securities. These risks include interest rate risk, credit risk and call/extension risk. In general, interest rate risk involves the risk that, when interest rates decline, the market value of fixed-income securities tends to increase (although many mortgage-related securities will have less potential than other debt securities for capital appreciation during periods of declining rates). Conversely, when interest rates increase, the market value of fixed-income securities tends to decline. Credit risk involves the risk that the issuer could default on its obligations, and a Portfolio will not recover its investment. Call risk and extension risk are normally present in adjustable rate mortgage loans (“ARMs”) and mortgage-backed securities. For example, homeowners have the option to prepay their mortgages. Therefore, the duration of a security backed by home mortgages can either shorten (call risk) or lengthen (extension risk). In general, if interest rates on new mortgage loans fall sufficiently below the interest rates on existing outstanding mortgage loans, the rate of prepayment would be expected to increase. Conversely, if mortgage loan interest rates rise above the interest rates on existing outstanding mortgage loans, the rate of prepayment would be expected to decrease. In either case, a change in the prepayment rate can result in losses to investors.

Risks of Mortgage-Related Investments.  Mortgage-related securities are particularly exposed to call and extension risks. Small changes in mortgage prepayments can significantly impact the cash flow and the market value of these securities. In general, the risk of faster than anticipated prepayments adversely affects super floaters and premium priced mortgage-related securities. The risk of slower than anticipated prepayments generally adversely affects floating-rate securities subject to interest rate caps, support tranches and discount priced mortgage-related securities. In addition, particular securities may be leveraged such that their exposure (i.e., price sensitivity) to interest rate and/or prepayment risk is magnified.

Some floating-rate debt securities can present more complex types of derivative and interest rate risks. For example, range floaters are subject to the risk that the coupon will be reduced below market rates if a designated interest rate floats outside of a specified interest rate band or collar. Dual index or yield curve floaters are subject to lower prices in the event of an unfavorable change in the spread between two designated interest rates.

APPENDIX A

Risks of Illiquid Securities.  The Portfolios may invest up to 15% of their net assets in illiquid securities, which cannot be disposed of in seven calendar days in the ordinary course of business at fair value. Illiquid securities include:

¢	Securities that are not readily marketable
¢	Repurchase agreements, federal funds loans and fixed time deposits with a notice or demand period of more than seven days
¢

Loan participations of foreign governments or their agencies that are guaranteed as to principal and interest by the U.S. government or its agencies, instrumentalities or sponsored enterprises where a substantial secondary market is absent

¢

If permissible for a Portfolio, certain restricted securities, unless it is determined, based upon a review of the trading markets for a specific restricted security, that such restricted security is liquid because, for example, it is eligible for resale pursuant to Rule 144A under the Securities Act of 1933 (“144A Securities”) and, therefore, is liquid

Investing in restricted securities may decrease a Portfolio’s liquidity to the extent that qualified institutional buyers become for a time uninterested in purchasing these restricted securities. The purchase price and subsequent valuation of restricted and illiquid securities normally reflect a discount, which may be significant, from the market price of comparable securities for which a liquid market exists.

Portfolio Turnover Rate.  The Investment Adviser will not consider the portfolio turnover rate a limiting factor in making investment decisions for a Portfolio. A high rate of portfolio turnover (100% or more) involves correspondingly greater expenses which must be borne by a Portfolio and its shareholders. The portfolio turnover rate is calculated by dividing the lesser of the dollar amount of sales or purchases of portfolio securities by the average monthly value of a Portfolio’s portfolio securities, excluding securities having a maturity at the date of purchase of one year or less. See “Financial Highlights” in Appendix B for a statement of the historical portfolio turnover rates of the Ultra-Short Duration Government Portfolio and the Short Duration Portfolio.

Investment Criteria.  If, after purchase by a Portfolio, an investment ceases to meet the investment criteria stated in this Prospectus, the Investment Adviser will consider whether the Portfolio should continue to hold the investment. Investments purchased prior to January 1, 1998 will be governed by the NCUA Rules and Regulations in effect when purchased, and the Portfolios may continue to hold such investments after that date subject to compliance with the NCUA Rules and Regulations.

B. Portfolio Securities and Techniques

This section provides further information on certain types of securities and investment techniques that may be used by the Portfolios, including their associated risks.

Additional information is provided in the Statement of Additional Information, which is available upon request or on the Fund’s website. Among other things, the Statement of Additional Information describes certain fundamental investment restrictions that cannot be changed without shareholder approval. You should note, however, that all policies not specifically designated as fundamental are non-fundamental and may be changed without shareholder approval.

U.S. Government Securities. U.S. Government Securities include U.S. Treasury obligations and obligations issued or guaranteed by U.S. government agencies, instrumentalities or sponsored enterprises. U.S. Government Securities may be supported by (a) the full faith and credit of the U.S. Treasury; (b) the ability of the issuer to borrow from the U.S. Treasury; (c) the discretionary authority of the U.S. government to purchase certain obligations of the issuer; or (d) only the credit of the issuing agency, instrumentality or sponsored enterprise. U.S. Treasury obligations include, among other things, the separately traded principal and interest components of securities guaranteed or issued by the U.S. Treasury that are traded independently under the Separate Trading of Registered Interest and Principal of Securities program (“STRIPS”).

U.S. Government Securities are deemed to include (a) securities for which the payment of principal and interest is backed by an irrevocable letter of credit issued by the U.S. government, its agencies, authorities, instrumentalities or sponsored enterprises; and (b) participations in loans made to foreign governments or their agencies that are so guaranteed as to principal and interest. Certain of these participations may be regarded as illiquid. U.S. Government Securities also include zero coupon bonds.

U.S. Government Securities have historically involved little risk of loss of principal if held to maturity. However, no assurance can be given that the U.S. government will be able or willing to repay principal or interest when due or will provide financial support to U.S. government agencies, authorities, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

Custodial Receipts. Interests in U.S. Government Securities may be purchased in the form of custodial receipts that evidence ownership of future interest payments, principal payments or both on certain notes or bonds issued or guaranteed as to principal and interest by the U.S. government, its agencies, instrumentalities or authorities. For certain securities law purposes, custodial receipts are not considered obligations of the U.S. government.

Mortgage-Related Securities.  Mortgage-related securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by real property. Mortgage-related securities in which the Portfolios may invest can be

APPENDIX A

backed by either fixed rate mortgage loans or adjustable rate mortgage loans, and must be issued by a governmental entity.

Mortgage-related securities may include multiple class securities, including collateralized mortgage obligations (“CMOs”) and Real Estate Mortgage Investment Conduit (“REMIC”) pass-through or participation certificates. A REMIC is a CMO that qualifies for special tax treatment under the Code and invests in certain mortgages principally secured by interests in real property and other permitted investments. CMOs provide an investor with a specified interest in the cash flow from a pool of underlying mortgages or of other mortgage-related securities. CMOs are issued in multiple classes, each with a specified fixed or floating interest rate and a final scheduled distribution date. The relative payment rights of the various CMO classes may be structured in many ways. In many cases, payments of principal are applied to the CMO classes in the order of their respective stated maturities, so that no principal payments will be made on a CMO class until all other classes having an earlier stated maturity date are paid in full. Sometimes, however, CMO classes are “parallel pay,” i.e., payments of principal are made to two or more classes concurrently. CMOs may exhibit more or less price volatility and interest rate risk than other types of mortgage-related obligations, and under certain interest rate and payment scenarios, a Portfolio may fail to recoup fully its investment in certain of these securities regardless of their credit quality.

The Portfolios may invest in exchangeable collateralized mortgage obligations (“exchangeable CMOs”) representing beneficial ownership interests in one or more interest-only classes of a CMO (“IO CMOs”) or principal-only classes of a CMO (“PO CMOs”) if certain requirements prescribed by NCUA Rules and Regulations are satisfied. Otherwise, the Portfolios may not invest in stripped mortgage-backed securities (“SMBS”) or securities that represent interests in SMBS.

To the extent a Portfolio concentrates its investments in pools of mortgage-related securities sponsored by the same sponsor or serviced by the same servicer, it may be subject to additional risks. Servicers of mortgage-related pools collect payments on the underlying mortgage assets for pass-through to the pool on a periodic basis. Upon insolvency of the servicer, the pool may be at risk with respect to collections received by the servicer but not yet delivered to the pool.

Throughout 2008, the market for mortgage-related securities experienced substantially, often dramatically, lower valuations and greatly reduced liquidity. Markets for other asset-backed securities have also been affected. These instruments are increasingly subject to liquidity constraints, price volatility, credit downgrades and unexpected increases in default rates, and therefore may be more difficult to value and more difficult to dispose of than previously. These events may have an adverse impact on a Portfolio to the extent it invests in mortgage-related or other fixed income securities or instruments affected by the volatility in the fixed income markets.

Inverse Floating Rate Securities.  The Portfolios may, to the extent permitted by the NCUA, invest in leveraged inverse floating rate debt securities (“inverse floaters”). The interest rate on inverse floaters resets in the opposite direction from the market rate of interest to which the inverse floater is indexed. An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest. The higher the degree of leverage of an inverse floater, the greater the volatility of its market value.

Zero Coupon Securities.  Each Portfolio may purchase zero coupon securities which are U.S. Government Securities and do not have maturity dates of more than ten years from the settlement date. Zero coupon securities are issued at a discount from their face value because interest payments are typically postponed until maturity. The market prices of these securities generally are more volatile than the market prices of interest-bearing securities and are likely to respond to a greater degree to changes in interest rates than interest-bearing securities having similar maturities and credit quality.

Mortgage Dollar Rolls.  The Portfolios may enter into mortgage dollar rolls. A mortgage dollar roll involves the sale by a Portfolio of securities for delivery in the current month. The Portfolio simultaneously contracts with the same counterparty to repurchase substantially similar (same type, coupon and maturity) but not identical securities on a specified future date. During the roll period, the Portfolio loses the right to receive principal and interest paid on the securities sold. However, the Portfolio benefits to the extent of any difference between (a) the price received for the securities sold and (b) the lower forward price for the future purchase and/or fee income plus the interest earned on the cash proceeds of the securities sold. Unless the benefits of a mortgage dollar roll exceed the income, capital appreciation and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the roll, the use of this technique will diminish the Portfolio’s performance.

Successful use of mortgage dollar rolls depends upon the Investment Adviser’s ability to predict correctly interest rates and mortgage prepayments. If the Investment Adviser is incorrect in its prediction, a Portfolio may experience a loss. The Portfolios do not currently intend to enter into mortgage dollar rolls for financing and do not treat them as borrowings.

When-Issued Securities.  Pursuant to NCUA Rules and Regulations, the Portfolios may purchase and sell securities in transactions that provide for their delivery by regular-way settlement. Regular-way settlement means that delivery of a security

APPENDIX A

from a seller to a buyer is to be made within the time frame that the securities industry has established for that type of security.

In addition to purchasing and selling securities that have already been issued, the Portfolios may purchase or sell securities in when-issued transactions. In these transactions, securities are bought or sold during the period between the announcement of an offering and the issuance and payment date of the securities in order to secure what is considered to be an advantageous yield or price.

Like other transactions, the purchase of securities on a when-issued basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of when-issued securities involves the risk that the value of the securities sold may increase before the settlement date. Although the Portfolios will generally purchase securities on a when-issued basis with the intention of acquiring the securities, a Portfolio may dispose of the securities prior to settlement if the Investment Adviser deems it appropriate.

Lending of Portfolio Securities.  The Portfolios may seek to increase their income by lending portfolio securities to institutions, such as banks and broker-dealers. The borrowers are required to secure their loans continuously with cash, cash equivalents or U.S. Government Securities in an amount at least equal to the market value of the securities loaned. Cash collateral may be invested in cash equivalents. To the extent that cash collateral is so invested in other investment securities, such collateral will be subject to market depreciation or appreciation and a Portfolio will be responsible for any loss that might result from its investment of the borrowers’ collateral. Any investments purchased with the cash (as well as other cash received in connection with the loan) must be permissible for federally chartered credit unions and must mature no later than the maturity of the transaction. If the Investment Adviser determines to make securities loans, the value of the securities loaned may not exceed 5% of the value of the net assets of a Portfolio (including the loan collateral). A Portfolio may experience delay in the recovery of its securities or incur a loss if the institution with which it has engaged in a portfolio loan transaction breaches its agreement with the Portfolio or becomes insolvent.

Repurchase Agreements.  Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase them at a mutually agreed upon date and price. Each Portfolio may enter into repurchase agreements with securities dealers and banks that furnish collateral at least equal in value or market price to the amount of their repurchase obligation.

If the other party or “seller” defaults, a Portfolio might suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Portfolio are less than the repurchase price and the Portfolio’s cost associated with delay and enforcement of the repurchase agreement. In addition, in the event of bankruptcy of the seller, a Portfolio could suffer additional losses if a court determines that the Portfolio’s interest in the collateral is not enforceable.

The Portfolios, together with other registered investment companies having advisory agreements with the Investment Adviser or any of its affiliates, may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which will be invested in one or more repurchase agreements.

Other Investment Companies.  The Short Duration Portfolio may invest in securities of other investment companies subject to the limitations prescribed by the 1940 Act. These limitations generally include a prohibition on the Portfolio acquiring more than 3% of the voting securities of any other investment company, and a prohibition on investing more than 5% of the Portfolio’s total assets in securities of any one investment company or more than 10% of its total assets in securities of all investment companies. The Portfolio will indirectly bear its proportionate share of any management fees and other expenses paid by such other investment companies. Such other investment companies will have investment objectives, policies and/or restrictions that limit their investments to those authorized for federally chartered credit unions. Pursuant to an exemptive order obtained from the SEC, other investment companies in which the Portfolio may invest include money market funds for which the Investment Adviser or any of its affiliates serve as investment adviser, administrator or distributor.

Bank Obligations.  The Portfolios may invest in U.S. dollar-denominated obligations issued or guaranteed by U.S. banks with total assets exceeding $1 billion (including obligations issued by foreign branches of such banks) but only to the extent permitted under the Federal Credit Union Act and the rules and regulations thereunder. Bank obligations may include certificates of deposit, bankers’ acceptances, bank notes, deposit notes, and other obligations. Bank obligations may be general obligations of the parent bank or may be limited to the issuing branch by the terms of the specific obligations or by government regulation. Obligations of foreign branches of U.S. banks include fixed time deposits. Generally, fixed time deposits are not payable until maturity, but may permit early withdrawal subject to penalties which vary depending upon market conditions and the remaining maturity of the obligations.

The activities of U.S. and most foreign banks are subject to extensive but different government regulations which may limit both the amount and types of loans that may be made and the interest rates that may be charged. In addition, the profitability of the banking industry is largely dependent upon the availability and costs of funds for the purpose of financing lending operations under prevailing money market conditions.

APPENDIX A

General economic conditions as well as exposure to credit losses arising from possible financial difficulties play an important part in the operation of this industry.

Obligations of foreign branches of U.S. banks involve investment risks in addition to those of domestic obligations of domestic issuers, including the possibility that liquidity could be impaired because of future political and economic developments, that the obligations may be less marketable than comparable domestic obligations of domestic issuers, that a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations or that deposits may be seized or nationalized.

Federal Funds.  The Portfolios may make unsecured loans of federal funds to U.S. banks with total assets exceeding $1 billion (including obligations issued by foreign branches of such banks) to the extent permitted by the Federal Credit Union Act and the rules and regulations thereunder.

Federal funds are funds held by a regional Federal Reserve Bank for the account of a bank that is a member of such Federal Reserve Bank (a “Fed Member Bank”). A loan of federal funds is an unsecured loan to a Fed Member Bank at a negotiated interest rate for a negotiated time period, generally overnight, of federal funds. Loans of federal funds are not insured by the Federal Deposit Insurance Corporation. In the event the borrower of federal funds enters a bankruptcy or other insolvency proceeding, the Portfolios could experience delays and incur expenses in recovering cash. Further, the possibility exists that in such an instance, the borrowing institution may not be able to repay the loaned funds. Creditworthiness is, therefore, of particular importance given the unsecured nature of federal funds borrowings. The Portfolios will limit federal funds lending to those Fed Member Banks whose creditworthiness has been reviewed and found by the Investment Adviser to be comparable in quality to securities rated high quality by a Nationally Recognized Statistical Rating Organization (“NRSRO”).

Borrowing.  The Portfolios may not borrow money, except as a temporary measure, and then only in amounts not exceeding one-third of the value of a Portfolio’s net assets.

Appendix B

Financial Highlights

The financial highlights tables are intended to help you understand a Portfolio’s financial performance for the past five years. Certain information reflects financial results for a single TCU Share of each Portfolio. The total returns in the table represent the rate that an investor would have earned or lost on an investment in TCU Shares of a Portfolio (assuming reinvestment of all distributions). This information has been audited by Tait, Weller & Baker LLP, whose report, along with the Portfolios’ financial statements, is included in the Portfolios’ 2015 annual report (available upon request without charge).

APPENDIX B

ULTRA-SHORT DURATION GOVERNMENT PORTFOLIO

	Years Ended August 31,
	2015	2014	2013	2012	2011
Net Asset Value, Beginning of year	$9.55	$9.58	$9.64	$9.62	$9.61

Income from Investment Operations:
Net investment income(a)(b)	0.01	0.02	0.02	0.04	0.04
Net realized and unrealized gain (loss) on investment transactions	—	—	(0.03)	0.02	0.02

Total income from investment operations	0.01	0.02	(0.01)	0.06	0.06

Less Distributions from:
Investment income(b)	(0.03)	(0.05)	(0.05)	(0.04)	(0.05)

Total Distributions	(0.03)	(0.05)	(0.05)	(0.04)	(0.05)

Net Asset Value, End of year	$9.53	$9.55	$9.58	$9.64	$9.62

Total Return(c)	0.10%	0.22%	(0.08)%	0.58%	0.64%
Ratios/Supplemental Data:
Net Assets at the end of period (in thousands)	$500,820	$569,206	$614,074	$630,246	$563,153
Ratio to average net assets:
Expenses net of expense reductions	0.36%	0.36%	0.34%	0.34%	0.36%
Expenses before expense reductions	0.37%	0.36%	0.34%	0.34%	0.36%
Net investment income	0.07%	0.17%	0.25%	0.38%	0.44%
Portfolio Turnover Rate	196%	137%	224%	105%	193%

(a)	Calculated based on average shares outstanding.
(b)	Net investment income per share differs from Distributions to Shareholders from net investment income primarily due to book/tax differences on treatment of paydown gains and losses, market discounts and market premiums.
(c)	Assumes investment at the net asset value at the beginning of the year, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the year.

SHORT DURATION PORTFOLIO

	Years Ended August 31,
	2015	2014	2013	2012	2011
Net Asset Value, Beginning of year	$9.74	$9.74	$9.82	$9.79	$9.76

Income from Investment Operations:
Net investment income(a)(b)	0.04	0.03	0.04	0.06	0.10
Net realized and unrealized gain (loss) on investment transactions	—	0.03	(0.06)	0.04	0.04

Total income from investment operations	0.04	0.06	(0.02)	0.10	0.14

Less Distributions from:
Investment income(b)	(0.06)	(0.06)	(0.06)	(0.07)	(0.11)

Total Distributions	(0.06)	(0.06)	(0.06)	(0.07)	(0.11)

Net Asset Value, End of year	$9.72	$9.74	$9.74	$9.82	$9.79

Total return(c)	0.38%	0.59%	(0.19)%	1.02%	1.49%
Ratios/Supplemental Data:
Net Assets at the end of period (in thousands)	$546,841	$559,745	$571,525	$545,176	$477,308
Ratio to average net assets:
Expenses	0.36%	0.35%	0.34%	0.35%	0.36%
Net investment income	0.40%	0.34%	0.40%	0.60%	1.03%
Portfolio Turnover Rate	206%	157%	229%	173%	283%

(a)	Calculated based on average shares outstanding.
(b)	Net investment income per share differs from Distributions to Shareholders from net investment income primarily due to book/tax differences on treatment of paydown gains and losses, market discounts and market premiums.
(c)	Assumes investment at the net asset value at the beginning of the year, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the year.

Index

1	Summary Sections

1 Ultra-Short Duration Government Portfolio

8 Short Duration Portfolio

15	Important Additional Information

17	Additional Information about the Portfolios’ Investment Objectives and Risks

22	Service Providers

26	Dividends
28	Shareholder Guide

28 How to Buy TCU Shares

32 How to Sell TCU Shares

35 Restrictions on Excessive Trading Practices

37	Taxation

38	Appendix A Additional Information on Portfolio Risks, Securities and Techniques

46	Appendix B Financial Highlights

Trust For Credit Unions

Prospectus

FOR MORE INFORMATION

Annual/Semi-Annual Report

Additional information about the Portfolios’ investments is available in the Fund’s annual and semi-annual reports to shareholders. In the Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolios’ performance during the last fiscal year.

Statement of Additional Information

Additional information about the Portfolios and their policies is also available in the Portfolios’ Statement of Additional Information. The Statement of Additional Information is incorporated by reference into this Prospectus (is legally considered part of this Prospectus).

The Portfolios’ annual and semi-annual reports, and the Statement of Additional Information, are available free upon request by calling Trust for Credit Unions at 1-800-342-5828 or CFS at 1-800-237-5678. You can also access and download the annual and semi-annual reports, and the Statement of Additional Information, free of charge, at the Portfolios’ website, http://www.trustcu.com.

To obtain other information and for shareholder inquiries:

¢ By telephone:	1-800-DIAL TCU (1-800-342-5828) or 1-800-CFS-5678 (1-800-237-5678)
¢ By mail:

Trust for Credit Unions

c/o BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

                                 or

Callahan Financial Services, Inc.

1001 Connecticut Avenue, N.W. - Suite 1001

Washington, D.C. 20036

¢ On the internet:	SEC EDGAR database – http://www.sec.gov (text-only) CFS – http://www.trustcu.com

You may review and obtain copies of Portfolio documents by visiting the SEC’s Public Reference Room in Washington, D.C. You may also obtain copies of Portfolio documents by sending your request and a duplicating fee to the SEC’s Public Reference Section, Washington, D.C. 20549-1520, or by electronic request to the SEC’s e-mail address at publicinfo@sec.gov. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090. This Prospectus is intended for use by state and federally chartered credit unions that are exempt from federal income taxation.

The Portfolios’ investment company registration number is 811-5407.